1933 Act File No. 333-83397
                                                     1940 Act File No. 811-09481


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....

Pre-Effective Amendment No.       ..........................

Post-Effective Amendment No.  5  ...........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 6  ...........................................        X

                               HUNTINGTON VA FUNDS

               (Exact name of Registrant as Specified in Charter)

                              41 South High Street
                               Columbus, OH 43287
                    (Address of Principal Executive Offices)

                                 1-800-544-8347
                         (Registrant's Telephone Number)

                                 Ronald J. Corn
                          The Huntington National Bank
                              41 South High Street
                              Columbus, Ohio 43287
                     (Name and address of agent for service)
                (Notices should be sent to the Agent for Service)

                                   Copies to:
                                 Alan G. Priest
                                  Ropes & Gray
                               One Franklin Square
                       1301 K Street, N.W., Suite 800 East
                             Washington, D.C. 20005

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
    on                   pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
 X  on May 1, 2003       pursuant to paragraph (a)(i)
    75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.






                                 INVESTOR GUIDE


                               HUNTINGTON VA FUNDS


                                   May 1, 2003

                         HUNTINGTON VA FUNDS PROSPECTUS

                            Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                       Huntington VA Rotating Markets Fund
                       Huntington VA Dividend Capture Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund

                                   May 1, 2003

     The  Securities  and  Exchange   Commission   (SEC)  has  not  approved  or
disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington VA Funds

Table of Contents

How to Read This Prospectus

     Huntington VA Funds are a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies. The Huntington VA Funds are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (Huntington or Adviser), a subsidiary of The Huntington National Bank.

     The Funds have various investment goals and strategies. This prospectus gives you important information about the Huntington VA Funds that you should know before investing.

     Please read this prospectus and keep it for future reference. The prospectus is arranged into different sections so that you can easily review this important information you should know about investing in the Huntington VA Funds.



Introduction
-------------------------------------------------------------------------------


Fund Summary, Investment Strategy and Risks
-------------------------------------------------------------------------------
                                    VA Growth Fund
                                    VA Income Equity Fund
                                    VA Rotating Markets Fund
                                    VA Dividend Capture Fund
                                    VA Mid Corp America Fund
                                    VA New Economy Fund

Shareowner Guide--How to Invest in the Huntington VA Funds
-------------------------------------------------------------------------------
                                    Purchasing Shares
                                    Redeeming Shares
More About the Huntington VA Funds
-------------------------------------------------------------------------------
                                    Management of the Trust
                                    Dividends and Distributions
                                    Tax Consequences
                                    Financial Information
                                    Financial Highlights
                                    Additional Investment Strategies
                                    Investment Practices
                                    Glossary of Investment Risks



Introduction

     Each Huntington VA Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington VA Funds, you should know a few basics about investing in mutual funds.

     The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds. These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers. These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

     As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington VA Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

     Each Fund has its own investment goal and strategies for reaching that goal. There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own. Each Fund's investment goal is fundamental and may be changed only by a vote of a majority of the Fund's outstanding shares. Unless otherwise noted, each Fund's investment strategies are not fundamental and may be changed by the Trust's Board of Trustees.

     The portfolio manager invests each Fund's assets in a way that he or she believes will help the Fund achieve its goal. A manager's judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.


Fund Summary, Investment Strategy and Risks

                                       VA Growth Fund
Fund Summary
Investment Goal                 To seek to achieve long-term capital appreciation primarily through investing in equity securities
Investment Focus                Common stocks of medium to large companies
Principal Investment Strategy   Seeks to invest in companies offering above-average
                                growth potential
Share Price Volatility          Moderate to High
Investment Strategy             The Huntington VA Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.
                                The Adviser intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth. The Adviser occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.
                                In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies.
                                On an ongoing basis, the Adviser also monitors the Fund's existing positions to determine the benefits of retention.
                                For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies'' and
                                "Investment Practices.''
Investor Profile                Long-term investors seeking capital appreciation
What are the main risks of investing in this Fund?    Loss of money is a risk of investing
                                in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
                                Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a general decline in the stock market. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                                Investment Style Risk:  The possibility that the kind of stocks on which this Fund focuses -- those of medium to large U.S.
                                growth companies -- will underperform other types of stock investments or the market as a whole.
                                The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and
                                increase the amount of taxes that you pay.
                                For more information about these risks, please see "Glossary of
                                Investment Risks.''


Fund Summary, Investment Strategy and Risks

                                       VA Growth Fund
                                         continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table  (TO COME)


Best Quarter
Worst Quarter


The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/02, to those of the Standard and Poor's 500 Index (S&P 500).

Average Annual Total Returns (for the periods ended December 31, 2002) (TO COME)

                                                             Since
                                           1 Year          Inception*
VA Growth Fund
S&P 500 Index(1)

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

*Since 5/1/01


Fund Summary, Investment Strategy and Risks

                                       VA Growth Fund
                                         continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                 None

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

Investment Advisory Fees(1)                                      0.60%
Distribution and/or Service (12b-1) Fees                         0.00%
Other Expenses                                                   1.06%
Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)                1.66%
Fee Waivers and/or Expense Reimbursements (1)                    0.66%
Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements) (1)            1.00%

(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                 1 Year      3 Years     5 Years      10 Years

Fund Shares       $102            $459     $840       $1,910


If waivers and/or reimbursements had not been in place:          $169


Fund Summary, Investment Strategy and Risks

                                   VA Income Equity Fund
Fund Summary
Investment Goal         To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities
Investment Focus        Common and preferred stocks
Principal Investment Strategy       Attempts to identify stocks that pay high dividends
Share Price Volatility  Moderate
Investment Strategy     The Huntington VA Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.
                        The Adviser focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations, such as bonds, notes and debentures.
                        The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below
                        BBB by Standard & Poor's or Baa by Moody's).  At least 65% of the
                        Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.
                        In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

                        Because the Fund refers to equity securities in its name, it will notify sharholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its net assets in equity securities.

                        For more information about the Fund's investment strategies and a more complete description of the securities in which the Fund can invest, please see "Additional Investment Strategies'' and
                        "Investment Practices.''

Fund Summary, Investment Strategy and Risks

                                   VA Income Equity Fund
                                         Continued

Investor Profile        Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund
What are the main risks of investing in this Fund?    Loss of money is a risk of investing
                        in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                           dividend-paying companies -- will underperform other kinds of investments or market averages.
                           Interest Rate Risk:  The possibility that the value of the
                           Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.
                           Credit Risk:  The possibility that a bond issuer cannot make timely interest and principal payments on its bonds. The lower a bond's rating, the greater its credit risk.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and
                           increase the amount of taxes that you pay.
                           For more information about these risks, please see "Glossary of
                           Investment Risks.''



Fund Summary, Investment Strategy and Risks

                                   VA Income Equity Fund
                                         continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table (TO COME)

Best Quarter

Worst Quarter


The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/02, to those of the Standard and Poor's 500 Index (S&P 500) and the Lipper Equity Income Funds Index (LEIFI).

Average Annual Total Returns (for the periods ended December 31, 2002) (TO COME)

                                                             Since
                                           1 Year          Inception*
VA Income Equity Fund
S&P 500 Index(1)
Lipper Equity Income Funds Index(2)

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

(2)  An average of funds with similar investment objectives.

* Since 10/21/99

Fund Summary, Investment Strategy and Risks

                                   VA Income Equity Fund
                                         Continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                 None

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

Investment Advisory Fees(1)                                      0.60%
Distribution and/or Service (12b-1) Fees                         0.00%
Other Expenses                                                   1.00%
Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)                1.60%
Fee Waivers and/or Expense Reimbursements (1)                    0.60%
Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements) (1)            1.00%

(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                            1 Year      3 Years     5 Years    10 Years

Fund Shares                   $102         $446     $814       $1,849


If waivers and/or reimbursements had not been in place:    $163



Fund Summary, Investment Strategy and Risks


                                  VA Rotating Markets Fund
Fund Summary
Investment Goal         To seek capital appreciation.
Investment Focus        Common stocks and index-based securities
Principal Investment Strategy       Attempts to rotate investments to the equity market
                        segment that offers the greatest potential for capital appreciation given current economic conditions
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington VA Rotating Markets Fund seeks to rotate investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Fund's Adviser to offer the greatest potential for capital appreciation in a given market environment.
                        The Fund will pursue its objective, under normal market conditions, by investing (either directly or through the ownership of
                        index-based securities, as described below) substantially all of its assets in the stocks that comprise the market segment selected by the Adviser.  The Adviser will rotate among the small-cap, mid-cap, large-cap and international market segments.  To determine which market segment offers the greatest potential for capital appreciation, the Adviser will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months.  The Adviser will continuously monitor the market environment and may rotate the market segment when the Adviser determines that another market segment is more favorable given the current market environment.
                        Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P
                        500 Index, or the NASDAQ-100 Index.

Fund Summary, Investment Strategy and Risks

                                  VA Rotating Markets Fund
                                         Continued

                        The equity market  segments that the Fund's  Adviser will rotate its
                        investments   include  the   small-cap,   mid-cap,   large-cap   and
                        international   market   segments.   The  small-cap  market  segment
                        includes  companies  whose  market  capitalization  at the  time  of purchase are within the market  capitalization range of companies in a recognized  independent  index such as the Russell 2000 Index.  As of  June  30,  2002,  the  Russell  2000  Index  statistics  were as follows:  the average market  capitalization  was approximately $490 million and the median market  capitalization was approximately $395 million.  The Russell 2000 Index has a total  market  capitalization range of  approximately  $128 million to  $1.3 billion.  The mid-cap market segment  includes  companies whose market  capitalization  at the time of purchase are within the market  capitalization  range of companies  in a  recognized  independent  index such as the  Russell
                        Midcap  Index.  As of  June  30,  2002,  the  Russell  Midcap  Index
                        statistics were as follows:  the average market  capitalization  was
                        approximately  $   3.6 billion and the median market  capitalization
                        was  approximately  $2.8  billion.  The Russell  Midcap  Index has a total market  capitalization  range of approximately $1.3 billion to
                        $ 10.8 billion.  The large-cap  market  segment  includes  companies whose market  capitalization  at the time of purchase are within the
                        market   capitalization   range  of   companies   in  a   recognized
                        independent  index  such as the S&P 500  Index.  As of  January  31,
                        2003,  the S&P 500 Index  statistics  were as  follows:  the average market  capitalization  was  approximately  $73.6  billion  and  the median market  capitalization  was approximately  $6.7 billion.  The
                        S&P  500  Index  has  a  total   market   capitalization   range  of
                        approximately  $258  million to $253.7  billion.  The  international market segment  comprises  companies  that are based  throughout the world, including the United States.

                        For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."

Fund Summary, Investment Strategy and Risks

                                  VA Rotating Markets Fund
                                         Continued

Investor Profile        Long-term investors seeking capital appreciation
What are the main risks of investing in this Fund?    Loss of money is a risk of investing
                        in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of the broad-based equity index selected by the Adviser -- will underperform other kinds of investments or market averages.

                           Small-Cap Company Risk:  Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on new products and/or a few
                           products or services.  Small companies often have less
                           experienced management.  In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms.  Small-cap stocks tend to be less liquid and more volatile than large cap stocks.

                           Foreign Investment Risk:  Compared with investing in the United
                           States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments
                           denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from
                           transferring their capital out of a country. This may affect the value of your investment in the country that adopts such
                           currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

                           Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.
                           The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and
                           increase the amount of taxes that you pay.

                           For more information about the Fund's investment strategies and risks, please see "Additional Investment Strategy" and the
                           "Glossary of Investment Risks."


Fund Summary, Investment Strategy and Risks

                                  VA Rotating Markets Fund
                                         continued
Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table  (TO COME)


Best Quarter
Worst Quarter


The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/02, to those of the Standard and Poor's 500 Index (S&P 500).

Average  Annual Total Returns (for the periods ended December 31, 2002)
(TO COME)

                                                             Since
                                           1 Year          Inception*
VA Rotating Markets Fund
S&P 500 Index(1)

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

*Since 10/15/01

Fund Summary, Investment Strategy and Risks

                                  VA Rotating Markets Fund
                                         continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                 None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                  None

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

Investment Advisory Fees(1)                                      0.60%
Distribution and/or Service (12b-1) Fees                         0.00%
Other Expenses                                                   3.03%
Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)                3.63%
Fee Waivers and/or Expense Reimbursements (1)                    2.63%
Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements) (1)            1.00%

(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                               1 Year      3 Years     5 Years    10 Years

Fund Shares                     $102         $867       $1,654      $3,717

If waivers and/or reimbursements had not been in place:    $365


Fund Summary, Investment Strategy and Risks


                                  VA Dividend Capture Fund
Fund Summary
Investment Goal         To seek total return on investment, with dividend income as an important component of that return
Investment Focus        U.S. common stocks and covered option positions relative to those stocks
Principal Investment Strategy       Attempts to identify stocks that pay dividends and
                        hedge against adverse market swings
Share Price Volatility  Moderate
Investment Strategy     The Huntington VA Dividend Capture Fund seeks total return on investment, with dividend income as an important component of that return.
                        To pursue its primary goal, the Fund invests at least 65% of its assets in dividend-paying stocks that the Adviser believes are undervalued or out-of-favor. The Adviser intends to invest in common stock, preferred stock, and real estate investment trusts
                        (REITs) which pay high dividends. The Fund may invest in
                        convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds). As an additional income source, the Adviser will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).
                        The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company's future prospects. Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security's historic valuations. Factors
                        considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies. The Adviser then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive. The
                        Fund may, under varying market conditions, employ various
                        strategies which involve put and/or call option contracts.
                        The Adviser typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Adviser's opinion, leaves little for investor gain. The
                        Adviser may eliminate a stock from the Fund's portfolio if its long-term fundamentals become unfavorable.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the
                        Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).
                        Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Fund Summary, Investment Strategy and Risks

                                  VA Dividend Capture Fund
                                         continued

                        The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        For a more complete description of the securities in which the Fund can invest, please see "Investment Practices.''
Investor Profile        Investors seeking capital appreciation with the potential for higher current income than the average stock fund
What are the main risks of investing in this Fund?    Loss of money is a risk of investing
                        in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of undervalued,
                           dividend-paying companies -- will underperform other kinds of investments or market averages.
                           Basis Risk:  Financial instruments such as options or futures contacts derive their value from an underlying asset such as shares in common stock and price volatility. This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative
                           instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.
                           For more information about these risks, please see "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks

                                  VA Dividend Capture Fund
                                         continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table (TO COME)




Best Quarter
Worst Quarter


The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/02, to those of the Standard and Poor's 500 Index (S&P 500).

Average Annual Total Returns (for the periods ended December 31, 2002) (TO COME)

                                                             Since
                                           1 Year          Inception*
VA Dividend Capture Fund
S&P 500 Index(1)

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

* Since 10/15/01

Fund Summary, Investment Strategy and Risks

                                  VA Dividend Capture Fund
                                         continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                 None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                 None

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

Investment Advisory Fees(1)                                       0.60%
Distribution and/or Service (12b-1) Fees                          0.00%
Other Expenses                                                    1.83%
Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)                2.43%
Fee Waivers and/or Expense Reimbursements (1)                     1.43%
Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements) (1)             1.00%

(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                 1 Year      3 Years     5 Years    10 Years

Fund Shares                        $102       $621      $1,166       $2,657
If waivers and/or reimbursements had not been in place:     $246





Fund Summary, Investment Strategy and Risks
                                  VA Mid Corp America Fund
Fund Summary
Investment Goal         To seek long-term capital appreciation by investing primarily in equity securities of companies that are either included in the
                        Russell 3000 Index or have market capitalizations within the range of such included companies
Investment Focus        Common stocks
Principal Investment Strategy       Attempts to identify companies with outstanding growth
                        characteristics
Share Price Volatility  Moderate to High
Investment Strategy     The Huntington VA Mid Corp America Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. To pursue this goal, the Fund invests primarily in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the Russell 3000
                        Index (Index). The Fund will mainly focus on the 2000 companies with market capitalization in the middle of the Russell 3000 Index and will normally not invest in the 500 companies with the smallest market capitalization or 500 companies with the largest market capitalization. The Russell 3000 Index represents the top 3,000
                        NASDAQ, NYSE, and AMEX U.S. domiciled stocks as ranked by their market capitalization. As of June 30, 2001, the Russell 3000 Index statistics were as follows; the average market capitalization was approximately $4.6 billion and the median market capitalization was approximately $732 million. The Index had a total market
                        capitalization range from approximately $487 billion to $147 million.
                        In managing the Fund's portfolio, the Adviser emphasizes both growth and value in seeking small cap to mid cap companies with above-average growth potential or with temporarily depressed prices. As a result, the Fund will invest in a blend of both
                        "growth" and "value" stocks. Factors the Adviser typically considers is selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company's product, management, and competitive strategy. Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities. This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies.
                        On an ongoing basis, the Adviser monitors the Fund's existing positions to determine benefits of retaining a particular security.
                        The Adviser will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential.  These programs analyze and characterize the industry exposure of multi-industry companies in an attempt to balance the industry diversification of the portfolio to achieve certain risk/return models.


Fund Summary, Investment Strategy and Risks
                                  VA Mid Corp America Fund
                                         continued

                        The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Adviser seeks to add value.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the
                        Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).
                        Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.
                        The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        The Fund may also invest in certain other equity securities in addition to those described above.
                        For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks of investing in this Fund?    Loss of money is a risk of investing
                        in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings may decline in price because of a broad stock market decline.
                           Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your
                           investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the market segment on which this Fund focuses -- value and growth stocks of
                           primarily small to mid cap companies -- will underperform other kinds of investments or market averages.
                           Small/Mid Cap Stock Risk:  To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks.
                           Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.
                           For more information about these risks, please see "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                  VA Mid Corp America Fund
                                         continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table (TO COME)



-------------------------------------------------------------------------------
Best Quarter
Worst Quarter


The performance information above is based on a calendar year.

     This table compares the Fund's average annual total returns for periods ended 12/31/02, to those of the Standard and Poor's 400 Index (S&P 400) and the Russell Mid Cap Index (RMCI). The Adviser has elected to change the benchmark index from S&P 400 to RMCI because the RMCI provides a high correlation in market capitalization to the objective of the Fund, which invests in the middle two-thirds of the Russell 3000 Index. The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 100 Index. The indices are unmanaged, and investments cannot be made in an index.

Average Annual Total Returns (for the periods ended December 31, 2002) (TO COME)

                                                             Since
                                           1 Year          Inception*
VA Mid Corp America Fund
S&P 400 Index(1)
Russell Mid Cap Index(2)

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

(2)  An average of funds with similar investment objectives.

* Since 10/15/01

Fund Summary, Investment Strategy and Risks
                                  VA Mid Corp America Fund
                                         continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                 None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                  None

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

Investment Advisory Fees(1)                                         0.60%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                      1.64%
Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)                  2.24%
Fee Waivers and/or Expense Reimbursements (1)                       1.24%
Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements) (1)               1.00%

(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                         1 Year     3 Years     5 Years     10 Years

Fund Shares              $102         $908      $1,733       $3,881

If wavers and/or reimbursements had not been in place:$385




Fund Summary, Investment Strategy and Risks
                                    VA New Economy Fund
Fund Summary
Investment Goal         To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies
Investment Focus        Common stocks of technology and scientific companies
Principal Investment Strategy Long-term capital appreciation
Share Price Volatility  High
Investment Strategy     The Huntington VA New Economy Fund seeks capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                        Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.
                        "New economy" companies are those that are substantially engaged in developing products, processes, or services that provide
                        technological or scientific advances. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement. They also may include companies in more traditional industries, such as certain consumer products
                        retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.
                        The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.
                        The Fund may invest in companies of any size, including small, high growth companies. The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.
                        The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government
                        securities.
                        The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the
                        Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).
                        Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

Fund Summary, Investment Strategy and Risks
                                    VA New Economy Fund
                                         continued

                        The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the
                        Fund may not achieve its investment objective.
                        For a more complete description of the securities in which the Fund can invest, please see "Investment Practices."
Investor Profile        Long-term investors seeking capital appreciation
What are the main risks of investing in this Fund?    Loss of money is a risk of investing
                        in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:
                           Market Risk:  The possibility that the Fund's stock holdings will decline in price because of a broad stock market decline.
                           Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.
                           Investment Style Risk:  The possibility that the securities on which this Fund focuses -- the stocks of companies focusing on technological and scientific advancements -- will underperform other kinds of investments or market averages. The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole. These securities may
                           underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.
                           Growth Stock Risk:  The price of most growth stocks are based on future expectations. As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.
                           Mid/Small Cap Stock Risk:  To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks.
                           Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.
                           For more information about these risks, please see "Glossary of
                           Investment Risks."


Fund Summary, Investment Strategy and Risks
                                    VA New Economy Fund
                                         continued

Performance Information

     The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

     This bar chart gives some indication of the risks of an investment in the Fund. The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table (TO COME)



-----------------------------------------------------------------------------
Best Quarter
Worst Quarter


The performance information above is based on a calendar year.

This table compares the Fund's average annual total returns for periods ended 12/31/2002, to those of the Russell 3000 Growth Index (RUS3G).

Average Annual Total Returns (for the periods ended December 31, 2002) (TO COME)

                                                             Since
                                           1 Year          Inception*
VA New Economy Fund
Russell 3000 Growth Index(1)

(1) The unmanaged S&P 500 Index generally represents the performance of large companies in the U.S. stock market.

* Since 10/15/01


Fund Summary, Investment Strategy and Risks
                                    VA New Economy Fund
                                         continued
Fees and Expenses

     The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchase
(as a percentage of offering price)                                  None
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)                                 None
Redemption Fee
(as a percentage of amount redeemed, if applicable)                  None

Annual Fund Operating Expenses
(expenses deducted from the Fund's assets)

Investment Advisory Fees(1)                                         0.60%
Distribution and/or Service (12b-1) Fees                            0.00%
Other Expenses                                                      3.23%
Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)                  3.83%
Fee Waivers and/or Expense Reimbursements (1)                       2.83%
Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements) (1)               1.00%

(1) The Adviser has agreed to contractually waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Funds in order to limit each Fund's total operating expense to not more than 1.00% of the Fund's average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

Example (TO COME)

     This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund's expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

                                  1 Year      3 Years       5 Years  10 Years

Fund Shares                       $102         $908         $1,733    $3,881
If waivers and/or reimbursements had not been in place:$385


Shareowner Guide-- How to Invest in the Huntington VA Funds
                                           Purchasing Shares

     You may purchase shares of the Huntington VA Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies. These shares are not offered directly to the public.

     You should refer to the prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Huntington VA Funds as an investment option for your contract or policy.

What Shares Cost

     The offering price of a share is its net asset value  (determined after the
order  is  considered   received  by  the  Trust).   The  Trust  has  authorized
participating insurance companies to accept purchase orders on its behalf.

     The Trust calculates the net asset value per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

     The Funds do not impose any sales charges on the purchase of shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

     The Trust calculates net asset value for each of the Funds offered by this Prospectus by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

Notes About Purchases

     Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase shares of the Huntington VA Funds. In order to purchase shares of a Fund on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

     The Trust reserves the right to suspend the sale of shares of any of its Funds temporarily and the right to refuse any order to purchase shares of any of its Funds.

     If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge the separate account a fee. In addition, the separate account will be liable for any losses incurred by the Trust in connection with the transaction.

                                           Redeeming Shares

     You may redeem shares of the Huntington VA Funds only through participating insurance companies.

     We redeem shares of the Huntington VA Funds on any business day when both the Federal Reserve Banks and the New York Stock Exchange are open. The price at which the Trust will redeem a share will be its net asset value (determined after the order is considered received). The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.

     The Trust calculates the net asset value per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

Notes About Redemptions

     In order to redeem shares of a Huntington VA Fund on a particular day, the Trust must receive the request before 3:00 p.m. (Eastern Time) that day.

     For redemptions requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after net asset value is next determined. Proceeds are wired to an account designated by the participating insurance companies.

     To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

The Trust may terminate or modify the methods of redemption at any time.

More About the Huntington VA Funds
                           Management of the Trust



     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Funds pursuant to investment advisory agreements with the Trust.

Investment Adviser

     Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the Huntington VA Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Huntington VA Funds.

     Huntington., a separate, wholly owned subsidiary of The Huntington National Bank is the investment adviser to the Huntington VA Funds. As of December 31, 2002, Huntington had assets under management of $XXXX billion. Huntington (and its predecessor) has served as an investment adviser to mutual funds since 1987.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002, The Huntington National Bank had assets of $XXXX billion.

The VA Funds' Portfolio Managers are:

     James J. Gibboney, Jr. serves as the Portfolio Manager of the VA Growth Fund. Mr. Gibboney joined Huntington in 1989 and is a Vice President of The Huntington National Bank. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

     James M. Buskirk serves as the Portfolio Manager of the VA Income Equity Fund. Mr. Buskirk joined Huntington in 1989 and is a Senior Vice President of The Huntington National Bank. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

     Paul Koscik serves as the Senior Portfolio Manager of the VA Rotating Markets Fund. Mr. Koscik joined Huntington in 1984 and is a Vice President of The Huntington National Bank. Mr. Koscik is a Certified Financial Planner. He received his Bachelor's Degree and J.D. from the University of Akron.

     B. Randolph Bateman serves as Co-Portfolio Manager of the VA Dividend Capture Fund. Mr. Bateman joined Huntington in 2000 as Chief Investment Officer of The Huntington National Bank. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor's Degree from North Carolina State University.

     Kirk Mentzer serves as Co-Portfolio Manager of the VA Dividend Capture Fund. Mr. Mentzer joined Huntington in 2000 and is a Senior Vice President and the Director of Fixed Income Research for The Huntington National Bank. Mr. Mentzer served as Vice President of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

     Christopher M. Rowane serves as the Portfolio Manager of the VA Mid Corp America Fund. Mr. Rowane joined Huntington in 2000 and is a Senior Vice President of The Huntington National Bank. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor's Degree and M.B.A. from Gannon University.

     Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the VA New Economy Fund. Dr. Shinkel joined Huntington in 1997 and is a Vice President of The Huntington National Bank. He received his Master's in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master's and Ph.D. in Management from Purdue University.

     Huntington is entitled to receive the following fees for its services as investment adviser: 0.60% of the average daily net assets of the VA Growth Fund, VA Income Equity Fund, VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and the VA New Economy Fund. Huntington may voluntarily waive a portion of its fee or reimburse a fund for certain operating expenses. During the fiscal year ended December 31, 2002, the VA Income Equity Fund paid Huntington management fees of XXXX% as a percentage of average daily net assets.


     Prior Performance of the Huntington Income Equity Fund and the Huntington Growth Fund The table below presents performance information for Trust Shares of the Huntington Income Equity Fund and the Huntington Growth Fund, both a portfolio of The Huntington Funds, mutual funds advised by Huntington. The investment objectives, strategies and risks of the Huntington VA Income Equity Fund are substantially similar in all material respects to those of the Huntington Income Equity Fund. The investment objectives, strategies and risks of the Huntington VA Growth Fund are substantially similar in all material respects to those of the Huntington Growth Fund.

     However, expenses for the Huntington VA Income Equity Fund and the Huntington VA Growth Fund will differ from those of the Huntington Income Equity Fund and the Huntington Growth Fund, respectively.

     The table shows how the average annual returns of the Trust shares of the Huntington Income Equity Fund and the Huntington Growth Fund compare to those of a broad measure of market performance. Total returns shown assume reinvestment of dividends and distributions. The Huntington Income Equity Fund and the Huntington Growth Fund are each a separate fund and their historical performance is not an indication of the potential performance of the Huntington VA Income Equity Fund and the Huntington VA Growth Fund, respectively.



                                      Average Annual Total Returns
                                            (as of 12/31/02)
                                                                     Since
                                                                   Inception
                             1 Year       5 Years     10 Years     (7/3/89)
Huntington Income Equity
  Fund
S&P 500

                                                                     Since
                                                                   Inception
                             1 Year       5 Years     10 Years     (7/3/89)
Huntington Growth Fund
S&P 500

*since 7/31/89



                                      Dividends and Distributions

     Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually. The Fund also makes distributions of net capital gains, if any, at least annually.

     All dividends and distributions payable to a shareholder will be automatically reinvested in additional shares of the respective Huntington VA Fund unless an election is made on behalf of a separate account to receive some or all of a dividend in cash.

     Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income rates. In addition, distributions made to an owner who is younger than 591/2 may be subject to a 10% penalty tax.


                                       Tax Consequences

     There are many important tax consequences associated with investment in a Huntington VA Fund. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

     Each of the Huntington VA Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.


                                       Financial Information
Financial Highlights  (TO COME)

     The financial highlights tables that follow are intended to help you understand a Fund's financial performance for the fiscal years ended December
31. Certain information reflects financial results for a single Fund unit. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds' financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' Annual Report, which is available upon request.



Additional Investment Strategies
Fundamental Investment Policies
The following are fundamental policies of the indicated Fund:
VA Growth Fund
o at least 65% of total assets invested in equity securities.

Additional Investment Policies

     VA Rotating Markets Fund. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund's shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund's ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.




                                      Investment Practices

     The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

       Fund Name               Fund Code

    VA Growth Fund                 1

 VA Income Equity Fund             2

  VA Rotating Markets              3
         Fund

  VA Dividend Capture              4
         Fund

  VA Mid Corp America              5
         Fund

  VA New Economy Fund              6






Instrument                                             Fund Code      Risk Type

American Depository Receipts (ADRs):  ADRs are            1-6          Market
foreign Shares of a company held by a U.S. bank                       Political
that issues a receipt evidencing ownership. ADRs                       Foreign
pay dividends in U.S. dollars.  Generally, ADRs are                  Investment
designed for trading in the U.S. securities market.




Asset-Backed Securities:  Securities backed by             6         Pre-payment
company receivables, home equity loans, truck and                      Market
auto loans, leases, credit card receivables and                        Credit
other securities backed by other types of                            Regulatory
receivables or assets.





Bankers' Acceptances:  Bills of exchange or time          1-6          Credit
drafts drawn on and accepted by a commercial bank.                    Liquidity
They generally have maturities of six months or                        Market
less.



                                                                       Market
Bonds: Bonds or fixed income securities pay             2,4,5,6        Credit
interest, dividends or distributions at a specified                   Liquidity
rate.The rate may be a fixed percentage of the                       Pre-payment
principal or adjusted periodically. In addition, the issuer of a bond or a fixed income security must repay the principal amount of the security, normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.




Call and Put Options:  A call option gives the            1-6        Management
buyer the right to buy, and obligates the seller of                   Liquidity
the option to sell, a security at a specified                          Credit
price. A put option gives the buyer the right to                       Market
sell, and obligates the seller of the option to                       Leverage
buy, a security at a specified price. The Funds will sell only covered call and secured put options, and may buy bonds' existing option contraction known as "closing transactions".


Certificates of Deposit:  Negotiable instruments          1-6          Market
with a stated maturity.                                                Credit
                                                                      Liquidity




Commercial Paper:  Secured and unsecured short-term       1-6          Credit
promissory notes issued by corporations and other                     Liquidity
entities. Their maturities generally vary from a                       Market
few days to nine months.




Common Stock:  Shares of ownership of a company.          1-6          Market


Convertible Securities:  Bonds or preferred stock         1-6          Credit
that convert to common stock.                                          Market



Demand Notes:  Securities that are subject to puts        1-6          Market
and standby commitments to purchase the securities                    Liquidity
at a fixed price (usually with accrued interest)                     Management
within a fixed period of time following demand by a Fund.





Derivatives:  Instruments whose value is derived          1-6        Management
from an underlying contract, index or security, or                     Market
any combination thereof, including futures, options                    Credit
(e.g., put and calls), options on futures, swap                       Liquidity
agreements, and some mortgage-backed securities.                      Leverage







Foreign Securities:  Stocks issued by foreign
companies including ADRs, European Depositary             1-6          Market
Receipts and Global Depository Receipts, as well as                   Political
Commercial paper of foreign issuers and obligations                    Foreign
of foreign governments, companies, banks, overseas                   Investment
branches of U.S. banks or supranational entities.                     Liquidity






Forward Foreign Currency Contracts:  An obligation      1,2,5,6      Management
to purchase or sell a specific amount of a currency                   Liquidity
at a fixed future date and price set by the parties                    Credit
involved at the time the contract is negotiated.                       Market
                                                                      Political
                                                                      Leverage
                                                                       Foreign
                                                                     Investment








Futures and Related Options:  A contract providing        1-6        Management
for the future sale and purchase of a specific                         Market
amount of a specific security, class of securities,                    Credit
or index at a specified time in the future and at a                   Liquidity
specified price. The aggregate value of options on                    Leverage
securities (long puts and calls) will not exceed
10% of a Fund's net assets at the time it purchases the options. Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund's assets.








Illiquid Securities:  Securities that ordinarily          1-6         Liquidity
cannot be sold within seven business days at the                       Market
value the Fund has estimated for them. Each Fund may invest up to 15% of its total assets in illiquid securities.




Index-Based Securities:  Index-based securities           1-6          Market
such as;

iShares Russell 2000 Index Fund, Standard & Poor's
Depository Receipts ("SPDRs") and NASDAQ-100 Index
Tracking Stock ("NASDAQ 100s"), represent ownership in an investment portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell
2000 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.


Investment Company Securities:  Shares of                 1-6          Market
registered investment companies. These may include
Huntington Money Market Funds and other registered investment companies for which Huntington, its sub-advisers, or any of their affiliates serves as investment adviser, administrator or distributor.
Except for the VA Rotating Markets Fund, each of the Funds may invest up to 5% of its assets in the Shares of any one registered investment company.
Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies. The VA Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies. The VA
Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company. If the VA Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid securities. As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own adviser.


Investment Grade Securities:  Securities rated BBB      2,4,5,6        Market
or higher by Standard & Poor's; Baa or better by                       Credit
Moody's; similarly rated by other nationally recognized rating organizations; or, if not rated, determined to be of comparably high quality by the Adviser.



Money Market Instruments:  Investment-grade, U.S.         1-6          Market
dollar-denominated debt securities with remaining                      Credit
maturities of one year or less. These may include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S.
government securities, certificates of deposit, bankers' acceptances, and other financial institution obligations. These securities may carry fixed or variable interest rates.



Mortgage-Backed Securities:  Bonds backed by real         2,4        Pre-payment
estate loans and pools of loans. These include                         Market
collateralized mortgage obligations (CMOs) and real                    Credit
estate mortgage investment conduits (REMICs).                        Regulatory


Municipal Securities:  Securities issued by a state        2           Market
or political subdivision to obtain funds for                           Credit
various public purposes. Municipal securities                         Political
include private activity bonds and industrial                            Tax
development bonds, as well as general obligation                     Regulatory
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations, municipal leases, and obligations of municipal housing authorities (single family revenue bonds). There are two general types of municipal bonds:
General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited to, certificates of participation (COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district (Mello-Roos) issues which are secured by taxes on specific real estate parcels; hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Options on Currencies:  A Fund may buy put options
and sell covered call options on foreign currencies       1-3        Management
(traded on U.S. and foreign exchanges or                              Liquidity
over-the-counter markets). A covered call option                       Credit
means the Fund will own an equal amount of the                         Market
underlying foreign currency. Currency options help                    Political
a Fund manage its exposure to changes in the value                    Leverage
of the U.S. dollar relative to other currencies. If                    Foreign
a Fund sells a put option on a foreign currency, it                  Investment
will establish a segregated account with its Custodian consisting of cash, U.S. government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.









Preferred Stocks:  Equity securities that generally       1-6          Market
pay dividends at a specified rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.



Real Estate Investment (REITs):  Pooled investment        1-6         Liquidity
vehicles which invest primarily in income producing                  Management
real estate or real estate loans or interest.                          Market
                                                                     Regulatory
                                                                         Tax
                                                                     Pre-payment
                                                                        Real
                                                                     Estate/REIT







Repurchase Agreements:  The purchase of a security        1-6          Market
and the simultaneous commitment to return the                         Leverage
security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.




Reverse Repurchase Agreements:  The sale of a             3-6          Market
security and the simultaneous commitment to buy the                   Leverage
security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.




Restricted Securities:  Securities not registered         1-6         Liquidity
under the Securities Act of 1933, such as privately                    Market
placed commercial paper and Rule 144A securities.




Securities Lending:  The Funds may each lend up to        1-6          Market
331/3% of their total assets. Such loans must be                      Liquidity
collateralized by cash, U.S. government obligations                   Leverage
or other high-quality debt obligations and marked to market daily.





Tax-Exempt Commercial Paper:  Commercial paper             2           Credit
issued by governments and political sub-divisions.                    Liquidity
                                                                       Market
                                                                         Tax


Time Deposits:  Non-negotiable receipts issued by a       1-6         Liquidity
bank in exchange for a deposit of money.                               Credit
                                                                       Market



Treasury Receipts:  Treasury receipts, Treasury          2,4,6         Market
investment growth receipts, and certificates of accrual of Treasury securities.


Unit Investment Trusts:  A type of investment             4-6          Market
vehicle, registered with the SEC under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock.
Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest. The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. Government Agency Securities:  Securities            1-6          Market
issued by agencies and instrumentalities of the                        Credit
U.S. government. These include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. Treasury Obligations:  Bills, notes, bonds,          1-6          Market
separately traded registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments:                   1-6          Credit
Obligations with interest rates that are reset                        Liquidity
daily, weekly, quarterly or on some other schedule.                    Market
Such instruments may be payable to a Fund on demand.

Warrants:  Securities that give the holder the            1-6          Market
right to buy a proportionate amount of common stock                    Credit
at a specified price. Warrants are typically issued with preferred stock and bonds.

When-Issued Securities and Forward Commitments:   A       1-6          Market
purchase of, or contract to purchase, securities at                   Leverage
a fixed price for delivery at a future date. The                      Liquidity
portfolio managers of each Fund expect that                            Credit
commitments to enter into forward commitments or purchase when-issued securities will not exceed 25% of the Fund's total assets.

Yankee Bonds and Similar Debt Obligations:  U.S.           2           Market
dollar denominated bonds issued by foreign                             Credit
corporations or governments. Sovereign bonds are those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

Zero-Coupon Securities:  Zero-coupon securities are       2,4          Credit
debt obligations which are generally issued at a                       Market
discount and payable in full at maturity, and which                  Zero Coupon
do not provide for current payments of interest                       Liquidity
prior to maturity.                                                   Pre-payment







Glossary of Investment Risks

     This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading "What are the main risks of investing in this Fund?" in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

     Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security's credit rating, the higher its credit risk. If a security's credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

     Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar's value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country. This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer's ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

     Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can be an effective way to reduce a Fund's risk, it may not always be possible to perfectly offset one position with another. As a result, there is no assurance that a Fund's hedging transactions will be effective.

     Interest-Rate   Risk.  The  possibility   that  the  value  of  the  Fund's
investments will decline due to an increase in interest rates, or that the Fund's yield will decrease due to a decline in interest rates.

     Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities. These periods may last as long as several years. Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

     Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes. The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity. All of this could hamper the management or performance of a Fund.

     Management Risk. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

     Market Risk. The risk that a security's market value may decline, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

     Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

     Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

     Pre-payment & Call Risk. The risk that a security's principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will "call"--or repay--a high-yielding bond before the bond's maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield. This turnover may result in taxable capital gains and, in addition, may lower a portfolio's income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

     Prepayment and call risk generally increase when interest rates decline, and can make a security's yield as well as its market price more volatile. Generally speaking, the longer a security's maturity, the greater the prepayment and call risk it poses.

     Real Estate/REIT Risk. The Fund's investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values. The Fund's investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

     Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

     Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records. They also may have limited product lines, markets or financial resources. They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

     Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

     Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.


     More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports

     The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information

     Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

     HUNTINGTON  ASSET  ADVISORS,   INC.,  a  wholly  owned  subsidiary  of  The
Huntington National Bank, is the Adviser to the Huntington VA Funds.

     EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

     For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington Funds
41 South High Street
Columbus, Ohio  43287

Log on to the Internet

     The Huntington Funds' website is at http://www.huntingtonfunds.com. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington VA Funds documents.

Contact the SEC

     Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

     Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

The Huntington VA Funds' Investment Company Act File Number is 811-9481.


              Huntington Funds Shareholder Services: 1-800-253-0412
       The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

                     Not FDIC Insured No Bank Guarantee May Lose Value

     1400075












                               HUNTINGTON VA FUNDS


                           Huntington VA Growth Fund
                        Huntington VA Income Equity Fund
                       Huntington VA Rotating Markets Fund
                       Huntington VA Dividend Capture Fund
                       Huntington VA Mid Corp America Fund
                         Huntington VA New Economy Fund

                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information (SAI) contains information which may be of interest to investors in the Huntington VA Funds but which is not included in the Prospectus. This SAI is not a Prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for the Huntington VA Funds dated May 1, 2003. This SAI should be read together with the Prospectus. The SAI incorporates by reference the Funds' Annual Report. Investors may obtain a free copy of a Prospectus or Annual Report by calling the Huntington VA Funds at 800-253-0412. Capitalized terms used but not defined in this SAI have the same meaning as set forth in the Prospectus.

                                      May 1, 2003





                                     TABLE OF CONTENTS


DEFINITIONS............................................................. 2
HOW ARE THE FUNDS ORGANIZED?............................................ 3
SECURITIES IN WHICH THE FUNDS INVEST.................................... 4
INVESTMENT PRACTICES.................................................... 6
INVESTMENT RISKS........................................................24
INVESTMENT RESTRICTIONS.................................................26
PORTFOLIO TURNOVER......................................................30
VALUATION...............................................................30
WHO MANAGES AND PROVIDES SERVICES TO THE TRUST..........................31
FEES PAID BY THE FUNDS FOR SERVICES.....................................40
PRINCIPAL HOLDERS OF SECURITIES.........................................41
SHAREHOLDER RIGHTS......................................................41
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS..........42
TAXES ..................................................................43
DIVIDENDS AND DISTRIBUTIONS.............................................44
PERFORMANCE INFORMATION.................................................45
FINANCIAL STATEMENTS....................................................46
INVESTMENT RATINGS......................................................46
ADDRESSES...............................................................52


                                        Definitions

      For convenience, we will use the following terms throughout this SAI.
"1940 Act"           --  The Investment Company Act of 1940, as amended.

"Funds"              --  Each of the separate investment portfolios of the Trust.

"Trust"              --  The Huntington VA Funds.

"Huntington"         --  Huntington   Investment  Advisors,   Inc.,  the  Funds'  Investment
adviser.

"Independent Trustees"-- Trustees who are not "interested  persons" of the Trust, as defined in the 1940 Act.

"NRSRO"              --  Nationally  Recognized  Statistical  Ratings  Organization  such as
                         Moody's Investor Service or Standard and Poor's Ratings Group.

"Federated"          --  Federated Services Company, the Trust's administrator.

"Huntington Bank"    --  The Huntington National Bank, the sub-administrator of the Funds.

"Prospectus"         --  Each of the separate Prospectuses of the Funds.

"Edgewood"           --  Edgewood Services, Inc., the Trust's distributor.



Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602


                                HOW ARE THE FUNDS ORGANIZED?

     The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 30, 1999. The Trust consists of six separate Funds with separate investment objectives and policies established exclusively as investment vehicles for separate accounts offered by participating insurance companies. Each of these Funds is diversified.

     Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Funds' Prospectus. No investment in units of beneficial interest (Shares) of a Fund should be made without first reading the Funds' Prospectus.



                      SECURITIES IN WHICH THE FUNDS INVEST

     In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.



-----------------------------------------------------------------------------------------
                                  VA Growth     VA Income     VA Rotating   VA Dividend
                                    Fund       Equity Fund   Markets Fund  Capture Fund
-----------------------------------------------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Common Stocks                       P             P              P             P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Preferred Stocks                    P             P              A             P
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Real Estate Investment              A             A              A             P
Trusts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Warrants                            A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Limited Liability Companies         N             N              N             N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Treasury Receipts                   A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  U.S. Treasury Obligations           A             A              A             A
----------------------------------------------               ----------------------------
-----------------------------------------------------------------------------------------
  U.S. Government
-------------------------------       A             A              A             A
  Agency Securities
----------------------------------------------               ----------------------------
-----------------------------------------------------------------------------------------
  Bonds                               A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Certificates of Deposit             A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Corporate Debt Securities           A             P              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Commercial Paper                    A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Demand Notes                        A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Mortgage Backed Securities          A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Asset Backed Securities             N             N              N             N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Zero Coupon Securities              A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bankers' Acceptances                A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Investment Grade Securities         A             A              A             A
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Convertible Securities                A             A              A             A
-----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax Exempt Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  General Obligation Bonds            N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Special Revenue Bonds               N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Exempt Commercial Paper         N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Tax Increment Financing Bonds       N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Notes                     N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Variable Rate Instruments           A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Municipal Leases                    N             A              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Foreign Securities
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  American Depository Receipts        A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  European Depository Receipts        N             N              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Global Depository Receipts          N             N              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Forward
  Currency Contracts                  A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Foreign Exchange Contracts          N             N              N            N
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Obligations of Supranational
  Agencies                            N             N              N            N
----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                  VA Growth     VA Income     VA Rotating   VA Dividend
                                    Fund       Equity Fund   Markets Fund  Capture Fund
----------------------------------------------------------------------------------------
Derivative Contracts
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Call and Put Options                A             A              A            A
---------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Futures Contracts                   A             A              A            A
---------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Options                             A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Options on Currencies               A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Special Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Repurchase Agreements               A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Reverse Repurchase                  A             A              A            A
  Agreements
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Delayed Delivery                    A             A              A            A
Transactions
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Securities Lending                  A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Illiquid Securities                 A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Restricted Securities               A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Time Deposits                       A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Unit Investment Trusts              A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  When-Issued Securities              A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Yankee Bonds                        A             A              A            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
  Index-Based Securities              A             A              P            A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Investment Company Securities         A             A              A            A
----------------------------------------------------------------------------------------


(Continued)
-------------------------------------------------------------
                                  VA Mid Corp     VA New
                                 America Fund  Economy Fund
-------------------------------------------------------------
Equity Securities
-------------------------------------------------------------
-------------------------------------------------------------
  Common Stocks                        P             P
-------------------------------------------------------------
-------------------------------------------------------------
  Preferred Stocks                     P             P
-------------------------------------------------------------
-------------------------------------------------------------
  Real Estate Investment Trusts        A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Warrants                             A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Limited Liability Companies          A             N
-------------------------------------------------------------
-------------------------------------------------------------
Fixed Income Securities
-------------------------------------------------------------
-------------------------------------------------------------
  Treasury Receipts                    A             A
-------------------------------------------------------------
-------------------------------------------------------------
  U.S. Treasury Obligations            A             A
-------------------------------------------------------------
-------------------------------------------------------------
  U.S. Government
  Agency Securities                    A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Bonds                                A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Certificates of Deposit              A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Corporate Debt Securities            A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Commercial Paper                     A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Demand Notes                         A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Mortgage Backed Securities           A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Asset Backed Securities              N             A
-------------------------------------------------------------
-------------------------------------------------------------
  Zero Coupon Securities               A             A
---------------------------------
-------------------------------------------------------------
  Bankers' Acceptances                 A             A
---------------------------------
-------------------------------------------------------------
  Investment Grade Securities          A             A
-------------------------------------------------------------
-------------------------------------------------------------
Convertible Securities                 P             P
-------------------------------------------------------------
-------------------------------------------------------------
Tax Exempt Securities
-------------------------------------------------------------
-------------------------------------------------------------
  General Obligation Bonds            N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Special Revenue Bonds               N             N
-------------------------------------------------------------
-------------------------------------------------------------
                                 VA Mid Corp      VA New
                                 America Fund  Economy Fund
-------------------------------------------------------------
  Tax Exempt Commercial Paper         N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Tax Increment Financing Bonds       N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Municipal Notes                     N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Variable Rate Instruments           A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Municipal Leases                    N             N
-------------------------------------------------------------
-------------------------------------------------------------
Foreign Securities
-------------------------------------------------------------
-------------------------------------------------------------
  American Depository Receipts        A             A
-------------------------------------------------------------
-------------------------------------------------------------
  European Depository Receipts        N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Global Depository Receipts          N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Foreign Forward
  Currency Contracts                  A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Foreign Exchange Contracts          N             N
-------------------------------------------------------------
-------------------------------------------------------------
  Obligations of Supranational
  Agencies                            N             N
-------------------------------------------------------------
-------------------------------------------------------------
Derivative Contracts
-------------------------------------------------------------
-------------------------------------------------------------
  Call and Put Options                A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Futures Contracts                   A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Options                             A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Options on Currencies               N             N
-------------------------------------------------------------
-------------------------------------------------------------
Special Transactions
-------------------------------------------------------------
-------------------------------------------------------------
  Repurchase Agreements               A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Reverse Repurchase Agreements       A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Delayed Delivery Transactions       A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Securities Lending                  A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Illiquid Securities                 A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Restricted Securities               A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Time Deposits                       A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Unit Investment Trusts              A             A
-------------------------------------------------------------
-------------------------------------------------------------
  When-Issued Securities              A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Yankee Bonds                        A             A
-------------------------------------------------------------
-------------------------------------------------------------
  Index-Based Securities              A             A
-------------------------------------------------------------
-------------------------------------------------------------
Investment Company Securities         A             A
-------------------------------------------------------------

                                    INVESTMENT PRACTICES

     The Prospectus discusses the principal investment strategies of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, as noted in the preceding tables, including those which are not part of a Fund's principal investment strategy.

Huntington VA Mid Corp America Fund

     The Adviser uses a unique process in analyzing a company's research and development efforts as it relates to patents, namely how a technological idea can impact a stock's price. This "Patent Screen" process is a rigorous selection process combining qualitative, quantitative and technical analysis. The patent screening process guides the Adviser in searching for companies with superior growth characteristics and a strong earnings outlook, and helps to steer the timing of buying and selling decisions.


Adjustable Rate Notes

     Consistent with its investment objective, policies, and restrictions, each Fund may invest in "adjustable rate notes," which include variable rate notes and floating rate notes. A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and that, at any time, can reasonably be expected to have a market value that approximates its amortized cost. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may seek to resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A demand instrument with a demand notice period exceeding seven days may be considered illiquid if there is no secondary market for such security. Such security will be subject to a Fund's limitation governing investments in "illiquid" securities, unless such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days of the Fund's demand. See "INVESTMENT RESTRICTIONS" below.

     American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Continental Depositary Receipts (CDRs) and Global Depositary Receipts (GDRs)

     ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs include American Depositary Shares and New York Shares. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities markets, EDRs are designed for trading in European securities markets and GDRs are designed for trading in non-U.S. securities markets. ADRs, EDRs, CDRs and GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

     Consistent with its investment objective, policies and restrictions, certain Funds may invest in asset-backed securities. Asset-backed securities are instruments secured by company receivables, truck and auto loans, leases, and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

     The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to substantial prepayment risk, which may reduce the overall return to certificate holders. Nevertheless, principal prepayment rates tend not to vary as much in response to changes in interest rates and the short-term nature of the underlying car loans or other receivables tend to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. If consistent with their investment objectives and policies, the Funds may invest in other asset-backed securities that may be developed in the future.

Common Stock

     Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

Each of the Funds may invest in common stock.

Convertible Securities

     Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

       Each of the Funds may invest in convertible securities.


Corporate Debt (Including Bonds, Notes and Debentures)

     Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

     In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

     Each of the Funds, except the VA Growth Fund and the VA Rotating Markets Fund may invest in corporate bonds.


Credit-enhanced Securities

     Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. Credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

       All of the Funds may invest in credit-enhanced securities.


Defensive Investments

     At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies.

Equity Securities

     Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which Huntington believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

     Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.


Foreign Currency Options (Also See "Options")

     Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when Huntington believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

     Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     Each of the VA Growth Fund, VA Income Equity Fund and the VA Rotating Markets Fund may invest in foreign currency options.

Foreign Currency Transactions

     Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

     Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

     Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

     Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency.

     Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     Each of the VA Growth Fund, VA Income Equity Fund and the VA Rotating Markets Fund may use foreign currency transactions.

Forward Foreign Currency and Foreign Currency Futures Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (CFTC), such as the New York Mercantile Exchange.

     Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

     Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

     When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills up to 5% of the amount of the futures contract. This amount is known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to a Fund upon termination of the contract, assuming a Fund satisfies its contractual obligation.

     Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin," and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

     Each of the VA Growth Fund, VA Income Equity Fund, VA Rotating Markets Fund, VA Mid Corp America Fund and the VA New Economy Fund may invest in forward foreign currency and foreign currency futures contracts.


Foreign Securities (including Emerging Markets)

     Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Permissible investments may consist of obligations of foreign branches of U.S. banks and foreign or domestic branches of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper. In addition, the Funds may invest in depositary receipts. The Funds may also invest in securities issued or guaranteed by foreign corporations or foreign governments, their political subdivisions, agencies or instrumentalities and obligations of supranational entities such as the World Bank and the Asian
Development Bank. Investment in foreign securities is subject to a number of special risks.

     Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

     There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In  addition,  with  respect  to  certain  foreign  countries,  there  is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

     On January 1, 1999, the European Monetary Market Union (EMU) introduced a new single currency, the euro, which replaced the national currency for participating member countries. Those countries are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain. A new European Central Bank (ECB) was created to manage the monetary policy of the new unified region. On the same day, exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by coins and banks notes by the middle of 2002.

       Each of the Funds may invest in foreign securities.



Futures Contracts and Options on Futures Contracts

     A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when Huntington expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

     Successful use by a Fund of futures contracts on debt securities is subject to Huntington's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. Huntington will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Huntington's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Huntington may still not result in a successful hedging transaction over a very short time period.

     Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index-Based Investments

     Index-Based Investments, such as Standard & Poor's Depository Receipts (SPDRs), NASDAQ-100 Index Tracking Stock (NASDAQ 100s), World Equity Benchmark Shares (WEBS), and Dow Jones DIAMONDS (Diamonds), are interests in a unit investment trust (UIT) that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.

     A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities (Index Securities) of the applicable index (Index), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit (Balancing Amount) designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

     Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

     The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Trading in Index-Based Investments involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

     A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier." A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

     The Funds will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 20% of a Fund's total assets.

     All of the Funds may utilize index futures or options on index futures.


Lending Portfolio Securities

     In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to certain brokers, dealers or other financial institutions selected by Huntington and approved by the Trustees. In determining whether to lend to a particular broker, dealer or financial institution, Huntington will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. As a matter of fundamental policy, the aggregate value of all securities loaned by each of the Funds, except the VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA New Economy Fund, may not exceed 20% of the Fund's total assets. Any loans made will be continuously secured by collateral in cash or U.S. government obligations at least equal to 102% of the vale of the securities on loan. As a matter of non-fundamental policy, the VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA New Economy Fund may each lend portfolio securities in an amount representing up to 33 1/3% of the value of their total assets.


     While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

     One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Money Market Instruments

     Except where otherwise noted, all of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

     Consistent with its investment objective, policies, and restrictions, each Fund may invest in commercial paper (including Section 4(2) commercial paper) and variable amount master demand notes. Commercial paper consists of unsecured promissory notes issued by corporations normally having maturities of 270 days or less and rates of return which are fixed. These investments may include Canadian Commercial Paper, which is U.S. dollar denominated commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer.

     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. A variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of its interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand.

       Bank Obligations

     Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

     Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in bankers' acceptances will be limited to those guaranteed by domestic and foreign banks having, at the time of investment, total assets of $1 billion or more (as of the date of the institution's most recently published financial statements).

     Certificates of deposit and time deposits represent funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

     Investments in certificates of deposit and time deposits may include Eurodollar Certificates of Deposit, which are U.S. dollar denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits (ETDs), which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits (CTDs), which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian banks. All investments in certificates of deposit and time deposits will be limited to those (a) of domestic and foreign banks and savings and loan associations which, at the time of investment, have total assets of $1 billion or more (as of the date of the institution's most recently published financial statements) or (b) the principal amount of which is insured by the Federal Deposit Insurance Corporation.

       Variable Rate Demand Notes

     Variable  rate  demand  notes  (VRDNs)  are   unsecured,   direct   lending
arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

     VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

     Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

     Other instruments may include: obligations (certificates of deposit, time deposits, bank master notes, and bankers' acceptances) of thrift institutions, and savings and loans, provided that such institutions have total assets of $1 billion or more as shown on heir last published financial statements at the time of investment; short-term corporate obligations rated within the three highest rating categories by an NRSRO (e.g., at least A by S&P or A by Moody's) at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; general obligations issued by the U.S. Government and backed by its full faith and credit, and obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government (e.g., obligations issued by Farmers Home Administration, Government National Mortgage Association, Federal Farm Credit Bank and Federal Housing Administration); receipts, including TRs, TIGRs and CATS; repurchase agreements involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

     Except under limited circumstances or pursuant to an exemptive relief from the Securities and Exchange Commission (SEC), a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.


     Pursuant to an exemptive order, dated July 24, 2001, received from the SEC, each of the Funds, may invest up to 25% of their respective total assets in Interfund Shares of the Huntington Money Market Fund. The VA Rotating Markets Fund may invest all of its assets in shares of any one investment company.


Options

     A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

     In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

     The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

     By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

     A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

     In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     Each of the Funds may write or purchase put and call options. All call options written must be covered.

     The successful use of options depends on the ability of Huntington to forecast interest rate and market movements. For example, if a Fund were to write a call option based on Huntington's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on Huntington's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

     The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

     The effective use of options also depends on the Fund's ability to terminate option positions at times when Huntington deems it desirable to do so. Although a Fund will take an option position only if Huntington believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

     The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter (OTC) markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

     Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Huntington may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

     Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

       Each of the Funds may invest in preferred stock.


Real Estate Investment Trusts

     The Equity Funds and Income Funds may invest in real estate investment trusts (REITs). REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code
(Code). Such tax requirements limit a REITs' ability to respond to changes in the commercial real estate market.

     Investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Repurchase Agreements

     Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees, sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Adviser will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Adviser to determine when to request additional collateral from the seller.

     If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Reverse Repurchase Agreements

     Each Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements, provided such action is consistent with the Fund's investment objective and fundamental investment restrictions; as a matter of non fundamental policy, each Fund intends to limit total borrowings under reverse repurchase agreements to no more than 10% of the value of its total assets. Pursuant to a reverse repurchase agreement, a Fund will sell portfolio securities to financial institutions such as banks or to broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. A Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high-quality debt securities consistent with the Fund's investment objective having a value equal to 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that an equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.



Restricted and Illiquid Securities

     Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

     Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, with respect to the Money Market Fund's investments, to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

     Each of the Funds may invest in illiquid securities (including restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options). The VA Growth Fund and the VA Income Equity Fund may each invest up to 10% of its total assets in such securities. The VA Rotating Markets Fund, the VA Dividend Capture Fund, the VA Mid Corp America Fund, and the VA New Economy Fund may each invest up to 15% of their total assets in illiquid securities.


Small Cap/Special Equity Situation Securities

     Certain Funds may invest in the securities of small capitalization companies and companies in special equity situations. Companies are considered to have a small market capitalization if their capitalization is within the range of those companies in the S&P 600 Small Cap Index. Companies are considered to be experiencing special equity situations if they are experiencing unusual and possibly non-repetitive developments, such as mergers; acquisitions; spin-offs; liquidations; reorganizations; and new products, technology or management. These companies may offer greater opportunities for capital appreciation than larger, more established companies, but investment in such companies may involve certain special risks. These risks may be due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth in management. The securities of such companies are often traded in the over-the-counter market and may not be traded in volumes typical on a national securities exchange. Thus, the securities of such companies may be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies. Since a "special equity situation" may involve a significant change from a company's past experiences, the uncertainties in the appraisal of the future value of the company's equity securities and the risk of a possible decline in the value of the Funds' investments are significant.

U.S. Government Securities

     U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

     Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

     All of the Funds may invest in U.S. Government securities and may use them for defensive purposes.

Warrants

     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Each of the Funds may invest in warrants.

When-issued and Delayed Delivery Transactions

     When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. Huntington may choose to dispose of a commitment prior to settlement.

     All  of  the  Funds  may  engage  in  when-issued   and  delayed   delivery
transactions.

                                         INVESTMENT RISKS

     There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Credit (or Default) Risk

     To the extent that a Fund invests in corporate debt, U.S. Government securities, mortgage-related securities or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.


Equity Risk

     Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

     To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Extension Risk

     Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security which was considered short- or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short- or intermediate-term securities.

Interest Rate Risk

     Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

     Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Adviser based on market conditions.

Liquidity Risk

     Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

     Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.



Security-specific Risk

     Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

                                      INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund.

The VA Growth Fund and the VA Income Equity Fund may not:

(1) Invest more than 5% of the value of its total assets in the securities of any one issuer (this limitation does not apply to securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or to repurchase agreements secured by such obligations).

(2)  Purchase more than 10% of the voting securities of any issuer.

(3) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S.
     Government, its agencies and instrumentalities and securities of other investment companies), Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

(4) Loan more than 20% of the Funds' portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

(5) Invest more than 10% of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options.

(6) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness.

(7) Invest more than 5% of its total assets in securities of any issuer which, together with any predecessor, has been in operation for less than three years.

(8) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(9) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of the Funds' assets would be committed to initial margins.

(10) Purchase securities on margin or effect short sales (except that the Funds may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities).

(11) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

(12) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington, the Trust's manager, pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

(13) Purchase from or sell portfolio securities to officers, Trustees or other "interested persons" (as defined in the 1940 Act) of the Funds, including its investment manager and its affiliates, except as permitted by the 1940 Act and exemptive Rules or Orders thereunder.

(14) Issue senior securities.

(15) Purchase or retain the securities of any issuer if, to the Funds' knowledge, one or more of the officers, directors or Trustees of the Trust, the investment adviser or the administrator, individually own beneficially more than one-half of one percent of the securities of such issuer and together own beneficially more than 5% of such securities.

(16) Purchase the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission or except when such purchase is part of a plan of merger, consolidation, reorganization or acquisition and except as permitted pursuant to Section 12(d)(1) of the 1940 Act.

     All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


     The VA Rotating Markets Fund, the VA Dividend Capture Fund, the VA Mid Corp America Fund, and the VA New Economy Fund:


     (1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (3) May issue senior securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (4) May lend or borrow money to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (5) May purchase or sell commodities, commodities contracts, futures contracts, or real estate to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (6) May underwrite securities to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (7) May pledge, mortgage or hypothecate any of its assets to the extent permitted by the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

     (8) May not change its diversification status without shareholder approval as required by the 1940 Act.

     The fundamental limitations of the VA Rotating Markets Fund, the VA Dividend Capture Fund, the VA Mid Corp America Fund, and the VA New Economy Fund have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required by the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund also has adopted nonfundamental limitations, set forth below, which in some instances may be more restrictive than their fundamental limitations. Any changes in a Fund's nonfundamental limitations will be communicated to the Fund's shareholders prior to effectiveness.

     1940 Act Restrictions. Under the 1940 Act, and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its totals assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or its instrumentalities and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act to be investing more than 25% of net assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

     Additionally, the 1940 Act limits the Funds ability to borrow money prohibiting the Fund from issuing senior securities, except the Fund may borrow from any bank provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.




     The following are non-fundamental policies of the indicated Fund:

VA Income Equity Fund*

     o under normal circumstances, at least 80% of the value of its assets plus the amount of any borrowings for investment purposes in equity securities.


VA Rotating Markets Fund

     o under normal circumstances, invest at least 80% of its assets directly, or indirectly through index-based securities, in equity stocks comprising the equity market segment chosen by the Adviser.

     o This Fund will provide shareholders with at least 60 days prior notice of any change in this policy as required by SEC rule 35d-1. This policy shall be interpreted and implemented in accordance with its purpose, which is solely to comply with Rule 35d-1.


     The following investment limitations of the VA Rotating Markets Fund, the VA Dividend Capture Fund, the VA Mid Corp America Fund, and the VA New Economy Fund are non-fundamental policies. The funds will not:

     (1)  Invest in companies for the purpose of exercising control.

     (2) Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 15% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

     (3) Purchase or sell real estate, real estate limited partnership interest, commodities or commodities contracts (except that the Funds may invest in futures contracts and options on futures contracts, as disclosed in the prospectuses) and interest in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, the Funds may invest in companies which invest in real estate, commodities or commodities contracts.

     (4) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

     (5) Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Fund security.

     (6)  Issue  senior  securities  (as  defined  in the 1940  Act)  except  in
          connection  with  permitted   borrowings  as  described  above  or  as
          permitted by rule, regulation or order of the SEC.

     (7) Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or the Adviser owns beneficially more than 1/2 or 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 or 1% of such shares or securities together own more than 5% of such shares or securities.

     (8) Invest in interest in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

State Insurance Regulations

     The  Funds  are  intended  to be  funding  vehicles  for  variable  annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

     Voting Information. As used in this SAI, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund or a particular Class of Shares of the Trust or a Fund means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust or such Fund or such Class, or (b) 67% or more of the Shares of the Trust or such Fund or such Class present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust or such Fund or such Class are represented in person or by proxy.

                                     PORTFOLIO TURNOVER

     The portfolio turnover rate of a Fund is defined by the SEC as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

     For the fiscal years ended December 31, 2002 and 2001, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                2002       2001

VA Growth Fund.................................        %         %
VA Income Equity Fund..........................        %         %
VA Rotating Markets Fund.......................        %         %
VA Dividend Capture Fund.......................        %         %
VA Mid Corp America Fund.......................        %         %
VA New Economy Fund............................        %         %

                  [Discussion of Portfolio Turnover to come, if necessary}

                                         VALUATION

     Net  asset  value is  calculated  as of the  close  of the New  York  Stock
Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

     Each of the Funds relies on one or more pricing services authorized by the Board of Trustees (Authorized Pricing Services) to value its securities in calculating net asset value. Each of the Funds values its securities in calculating net asset value as follows. Equity securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. Fixed Income securities traded on a national securities exchange or in the over-the-counter market are valued at their last-reported sale price or, if there is no reported sale, at a bid price estimated by an Authorized Pricing Service. For other debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

     Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

     For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. The Board of Trustees has also established a Pricing Committee which will determine in good faith the fair valuation of a security in the event that market quotations are not readily available. In certain circumstances, in accordance with the Trust's Pricing Procedures, the Pricing Committee may seek a good faith fair value determination where an Authorized Pricing Service has provided a price.

     If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, and then these securities will be valued at their fair value, in the manner described above.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.


                 WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

     The following tables give information about each Independent Trustee and the senior officers of the Trust. Each Independent Trustee oversees all portfolios of the Trust and serves for an indefinite term. Information about each Independent Trustee is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Independent Trustee from the Trust and the Huntington Fund Complex for its most recent fiscal year. Unless otherwise noted, the business address of each person listed below is c/o Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 6 portfolios and the Huntington Fund Complex consists of two investment companies (comprising 24 portfolios). Each Independent Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

     As of April XX, 2003, the Trustees and officers as a group owned ___________ shares of the Trust.

Independent Trustees Background and Compensation

                      Principal Occupations for Past Five      Total
                      Years, Other Directorships Held          Compensation
Name                                                           From Trust and
Birth Date                                                     Huntington Fund
Positions Held with                                            Complex
Trust                                                          (past calendar
Date Service Began                                             year)
David S. Schoedinger
Birth Date: November  Principal Occupation: Since 1965,
27, 1942              Chairman of the Board, Schoedinger
CHAIRMAN AND TRUSTEE  Funeral Service.  Since 1987, CEO,
Began serving: May    Schoedinger Financial Services, Inc.
1990                  From 1992 to 1993, President, Board of
                      Directors of National Selected
                      Morticians (national trade association
                      for morticians).

                      Other Directorships Held: None

John M. Shary
Birth Date: November  Principal Occupations: Retired;
30, 1930              Formerly: Member, Business Advisory
 Began serving:       Board, HIE-HEALTHCARE.COM (formerly
October 1991          Hublink, Inc.) (1993-1997)(database
                      integration software); Member,
                      Business Advisory Board, Mind Leaders,
                      Inc. (formerly DPEC - Data Processing
                      Education Corp.) (1993-1996) (data
                      processing education); Member,
                      Business Advisory Board, Miratel
                      Corporation (1993-1995)(research and
                      development firm for CADCAM); Chief
                      Financial Officer of OCLC Online
                      Computer Library Center, Inc.
                      (1978-1993); Member, Board of
                      Directors, Applied Information
                      Technology Research Center
                      (1987-1990); Member, Board of
                      Directors, AIT (1987-1990) technology.

                      Other Directorships Held: None
                      ---------------------------------------


Thomas J. Westerfield
Birth Date: April     Principal Occupations: Since April
19, 1955              1993, Of Counsel, Cors & Bassett LLC
TRUSTEE               (law firm).
Began serving:
January 2001          Other Directorships Held: None

William R. Wise
Birth Date: October   Principal Occupations: Retired;
20, 1931              Formerly, Corporate Director of
TRUSTEE               Financial Services and Treasurer,
Began serving: April  Children's Hospital, Columbus, Ohio;
1991                  Associate Executive Director and
                      Treasurer, Children's Hospital,
                      Columbus, Ohio (1985-1989).

                      Other Directorships Held: None


OFFICERS**


Name                          Principal Occupation(s) and Previous Positions
Birth Date
Address
Positions Held with Trust
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
----------------------------
41 South High Street          Previous Positions: Executive Vice President of
Columbus, OH                  Firstar Corporation and Firstar Bank, N.A.
PRESIDENT                     (prior to June 2000).

Peter J. Germain              Principal Occupations: Senior Vice President and
Birth Date: September 3,      Managing Director, Mutual Fund Services,
1959                          Federated Services Company.
VICE PRESIDENT
                              Previous Positions: Senior Corporate Counsel,
                              Federated Investors, Inc.

James E. Ostrowski            Principal Occupations: Vice President, Federated
Birth Date: November 13,      Services Company.
1959
VICE PRESIDENT

David R. Carson               Principal Occupations: Vice President, Private
Birth Date: December 18,      Financial Group, Huntington Bancshares
1958                          Incorporated (June 2001 to present).
3805 Edwards Road, Suite 350
Cincinnati, OH                Previous Positions: Senior Trust Officer and
TREASURER                     Transfer Agency Manager, Firstar Bank, N.A.
                              (prior to June 2001).

Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
SECRETARY                     Previous Positions: Sr. Corporate Counsel and
                              Vice President, Federated Services Company
                              (prior to October 2002)..
** Officers do not receive any compensation from the Funds.



COMMITTEES OF THE BOARD

            Committee         Committee Functions                          Meetings
            Members                                                        Held
                                                                           During
                                                                           Last
Board                                                                      Fiscal
Committee                                                                  Year
Audit       David S.          The purposes of the Audit Committee are to   Two
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board of
                              Trustees.
             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
Nominating  David S.          The purpose of the Nominating Committee is   One
            Schoedinger       to identify candidates to fill vacancies
            John M. Shary     on the Board of Trustees.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders.  The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board of Trustees.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              Funds.
                              -------------------------------------------


     BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF INVESTMENT COMPANIES AS OF DECEMBER 31, 2002


--------------------------------------------------------------------------------
          (1)                          (2)                         (3)
------------------------
                                                            Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                           Dollar Range of Shares Owned   Investment Companies
                             in the Huntington Funds       Overseen by Trustee
    Name of Trustee                                         in the Huntington
                                                              Fund Complex

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David S. Schoedinger                    $                           $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Shary                           $                           $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Westerfield                   $                           $
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Wise                         $                           $
--------------------------------------------------------------------------------


Investment Adviser

     On May 12, 2001, The Huntington National Bank reorganized its investment advisory services and created Huntington Asset Advisors, Inc., a separate, wholly owned subsidiary of The Huntington National Bank. Huntington Asset Advisors, Inc. has replaced The Huntington National Bank as the investment advisor to the Huntington VA Funds. Following the reorganization, the management and investment advisory personnel of The Huntington National Bank that provided investment management services to Huntington VA Funds will continue to do so as the personnel of Huntington Asset Advisors, Inc. Additionally, Huntington Asset Advisors, Inc. is wholly owned and otherwise fully controlled by The Huntington National Bank. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contract) for purposes of the 1940 Act and, therefore, a shareholder vote is not required.

     The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI) and is deemed to be controlled by HBI. With $XXXX billion in assets as of December 31, 2002, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

     Under the investment advisory agreements between the Trust and Huntington (the "Investment Advisory Agreements"), Huntington, at its expense, furnishes a continuous investment program for the various Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

     Depending on the size of the Fund, fees payable under the Investment Advisory Agreement may be higher than the advisory fee paid by most mutual funds, although the Board of Trustees believes it will be comparable to advisory fees paid by many funds having similar objectives and policies. The Adviser may from time to time agree to voluntarily reduce its advisory fee, however, it is not currently doing so for each Fund. While there can be no assurance that the Adviser will choose to make such an agreement, any voluntary reductions in the Adviser's advisory fee will lower the Fund's expenses, and thus increase the Fund's yield and total return, during the period such voluntary reductions are in effect.

     The Investment Advisory Agreements provide that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreements relate, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

     The Investment Advisory Agreements may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. An Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreements also terminate without payment of any penalty in the event of its assignment. The Investment Advisory Agreements provide that they will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

     Because of the internal controls maintained by Huntington to restrict the flow of non-public information, the Funds' investments are typically made without any knowledge of Huntington's or its affiliates' lending relationships with an issuer.

     Approval  of  Investment  Advisory   Agreement.   The  investment  advisory
agreement (Agreement) with Huntington Asset Advisors, Inc.1 was formally considered by the Board of Trustees at meetings held in on July 31, 2002, which included detailed discussions held outside the presence of fund management and the Adviser's personnel. In conducting its review, the Board of Trustees, all of whom are independent trustees for purposes of the 1940 Act, were advised by independent legal counsel. The Board's review addressed a variety of factors including: (1) the nature, quality and extent of services provided to the Trust under the Agreement; (2) the Trust's investment performance and expenses under the Agreement, (3) information comparing the Trust's expenses and investment performance to that of other comparable mutual funds, and (4) the reasonableness of the profitability of Huntington Asset Advisors, Inc. with respect to each portfolio in the Trust. In analyzing these factors, the Board reviewed and considered highly detailed expense and performance comparison information provided by Lipper, Inc. (an independent provider of mutual fund data). These materials compared the expenses and performance of each portfolio to a broad or general universe of funds and to a "peer group" of funds. The Board further reviewed staffing information including the recruiting and retention of qualified investment professionals. The Board also reviewed the investment processes employed by the Adviser with respect to each Fund.

     As disclosed elsewhere in this Statement of Additional Information, Huntington Asset Advisors, Inc. has soft dollar arrangements by which brokers provide research to Huntington Asset Advisors, Inc. in return for allocating brokerage to such brokers. The Board considered these arrangements. The Board also considered the costs and benefits to affiliates of Huntington Asset Advisors, Inc. such as costs and benefits associated with the assumption of duties as administrator and custodian to the Trust by Huntington National Bank. Also considered was the business reputation and financial resources of
Huntington Asset Advisors, Inc. and its ultimate corporate parent, Huntington Bancshares Incorporated.

     Based on its review, the Board of Trustees approved continuance of the Investment Advisory Agreement and determined the compensation payable under such agreement to be fair and reasonable in light of Huntington Asset Advisors, Inc.'s services and expenses and such matters as the Trustees considered to be relevant in the exercise of their reasonable business judgment, including most particularly those identified above.

     There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust receive compensation from the Trust or the Funds as officers or employees of the Trust.

     The Declaration of Trust for the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

     1 In 2001, Huntington Asset Advisors, Inc. (Adviser) replaced The Huntington National Bank (Bank) as the investment adviser to the Trust. Because the Adviser is a wholly-owned subsidiary of the Bank and all management and investment advisory personnel remain unchanged, transfer of the investment advisory function does not constitute an assignment for purposes of the 1940 Act and, therefore, does not require shareholder approval.


Glass-Steagall Act

     The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Adviser's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Adviser believes that it possesses the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and described in the Prospectus and this Statement of Additional Information and has so represented in the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Adviser from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services that could be provided by the Adviser, the Board of Trustees of the Trust would review the Trust's relationship with the Adviser and consider taking all action necessary in the circumstances.

     Should further legislative, judicial or administrative action prohibit or restrict the activities of the Adviser, its affiliates, and its correspondent banks in connection with customer purchases of Shares of the Trust, such banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

Portfolio Transactions

     Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

     As part of its regular banking operations, Huntington Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. Bank. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

     Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

Code of Ethics

     Each of the Trust, the Adviser, and the Distributor maintain Codes of Ethics which permit their personnel to invest in securities for their own accounts. As of the date of this SAI, copies of these Codes of Ethics have been filed with the SEC as exhibits to the Trust's Registration Statement.

Administrator

     Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund. Federated provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

     The administrative fee received during any fiscal year shall be at least $50,000 per Fund.

     From December 20, 1999, to November 30, 2001, Huntington, served as Administrator of the Trust pursuant to an Administrative Agreement, dated December 20, 1999.


Sub-Administrator

     Huntington Bank serves as sub-administrator to the Funds, assisting with the provision of administrative services necessary to operate the Funds. Huntington Bank receives a fee at the following annual rate of the average daily net assets of the Funds.

            ----------------------------------------------
                 Maximum       Average Daily Net Assets
            Sub-Administrative       of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
                  .060%          on the first $4 billion
            ----------------------------------------------
            ----------------------------------------------
                  .055%          on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
                  .050%          on  assets  in excess of
                                 $7 billion
            ----------------------------------------------

Financial Administrator

     Huntington Bank also serves as the financial administrator providing administrative and portfolio accounting services to the Funds. For its services, Huntington Bank receives a fee equal to 0.0425 of 1% of the average daily net assets of the Funds, subject to a minimum annual fee of $9,000 for each additional class of shares (existing prior to December 1, 2001) of any Fund having more than one class of shares.

Administrative Services Agreement

     The Trust has entered into an Administrative Services Agreement with Huntington Bank pursuant to which Huntington Bank will perform certain shareholder support services with respect to the Trust Shares of each of the Funds. Such shareholder support services may include, but are not limited to,
(i) establishing and maintaining shareholder accounts and records pertaining to such accounts; (ii) processing dividend and distribution payments from the Funds on behalf of shareholders; (iii) providing periodic shareholder account statements of holdings in each of the Funds and integrating such information with holdings maintained in other accounts serviced by Huntington Bank; (iv) arranging for bank wires; (v) responding to shareholder inquiries regarding services performed; (vi) responding to shareholder inquiries regarding their investments; (vii) providing sub-accounting with respect to omnibus accounts held by Huntington through which shareholders are invested in the Funds and other sub-accounting requested by the Trust; (viii) where required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and other tax notices) to shareholders; (ix) assisting in processing purchase, exchange and redemption requests from shareholders; (x) assisting in processing changes in shareholder dividend options, account designations and addresses of record; (xi) processing shareholder participation in systematic investment and systematic withdrawal programs; and (xii) such other similar services as the Trust may reasonably request to the extent permitted under applicable laws.

     In consideration for such services, Huntington is paid a fee by the Funds at a maximum annual rate of up to 0.25% of the average daily net asset value of such Shares of each Fund. Huntington has contractually agreed to waive such fees to the rate of 0.10% of average daily net assets for each of the Funds through April 30, 2001.

     The Administrative Services Agreement became effective on November 1, 2000 and will continue in effect for a period of one year, and thereafter will continue for successive one-year periods, unless terminated by either party.

      Expenses

     The Trust's service providers bear all expenses in connection with the performance of their respective services, except that each Fund will bear the following expenses relating to its operations: taxes, interest, brokerage fees and commissions, if any, fees and travel expenses of Trustees who are not partners, officers, directors, shareholders or employees of Huntington Bank, SEC fees and state fees and expenses, certain insurance premiums, outside and, to the extent authorized by the Trust, inside auditing and legal fees and expenses, fees charged by rating agencies in having the Fund's Shares rated, advisory and administration fees, fees and reasonable out-of-pocket expenses of the custodian and transfer agent, expenses incurred for pricing securities owned by the Fund, costs of maintenance of corporate existence, typesetting and printing prospectuses for regulatory purposes and for distribution to current
Shareholders, costs and expenses of Shareholders' and Trustees' reports and meetings and any extraordinary expenses.

Distributor

     The Fund's Distributor, Edgewood Services Inc., (Distributor) markets the Shares to institutions or to individuals, directly or through investment professionals. When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc.

Custodian

     For each of the Funds, Huntington Bank acts as custodian. For an annual fee of 0.026% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds. In addition, Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Transfer Agent and Dividend Disbursing Agent

     Unified Fund Services, Inc., whose address is P.O. Box 6110 Indianapolis, IN 46206-6110, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors

     KPMG LLP, whose address is 191 West Nationwide Blvd., Columbus, Ohio 43215, serves as the independent auditors for the Trust.

Legal Counsel

     Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, are counsel to the Trust and will pass upon the legality of the Shares offered hereby.



                      FEES PAID BY THE FUNDS FOR SERVICES
----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2002     2001    2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VA Growth             $1,041   N/A             $1,681  $150,366        $240    N/A
Fund                  $0                                               $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VA Income             $25,229  $0              $6,192  $247,120        $5,868  $3,897
Equity Fund           $6,097   $0                                      $0      $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VA Rotating           $259     N/A             $0      N/A             $60     N/A
Markets Fund          $259                                             $0
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
                 Advisory Fee Paid/           Brokerage           Administrative Fee
                Advisory Fee Waived       Commissions Paid              Paid/
                                                                  Administrative Fee
                                                                        Waived
                                       -------------------------------------------------
              --------------------------------------------------------------------------
Funds           For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2002     2001    2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VA Dividend           $256     N/A             $1,635  N/A             $59     N/A
Capture Fund          $256                                             $0
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VA Mid Corp           $276     N/A             $698    N/A             $63     N/A
America Fund          $276                                             $0
--------------
----------------------------------------------------------------------------------------
VA New                $264     N/A             $779    N/A             $61     N/A
Economy Fund          $264                                             $0
----------------------------------------------------------------------------------------



                              Principal Holders of Securities

     Information is provided below regarding each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of shares of any Fund. Huntington Asset Advisors, Inc. is a wholly owned subsidiary of The Huntington National Bank. The Huntington National Bank, a national banking association, is an indirect wholly-owned subsidiary of Huntington Bancshares Incorporated, a bank holding company organized under the laws of Ohio. By virtue of Huntington Asset Advisors, Inc.'s. affiliation with The Huntington National Bank, Huntington Asset Advisors, Inc. may be deemed to control the Funds.

                           5% OR MORE OWNERS AS OF April XX, 2003

                                (To be filed by Amendment.)

                                     SHAREHOLDER RIGHTS

     The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of shares in the Funds.

     All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

     The rights of shareholders cannot be modified without a majority vote.

     The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

     Shareholder inquiries regarding the Funds should be directed to the Trust c/o The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215,
Attn: Investor Services.

               ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

     Shares of the Funds may be purchased, exchanged and redeemed only by contacting a participating insurance company.

     In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

     o a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;

     o    a  member  of the  New  York,  American,  Midwest,  or  Pacific  Stock
          Exchanges;

     o a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund (SAIF), which is administered by the FDIC; or

     o    any  other  "eligible  guarantor   institution,"  as  defined  in  the
          Securities Exchange Act of 1934.

     The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

Other Purchase Information

     Purchases are made at net asset value. If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

Other Exchange Information

     Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

     Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

     Exchanges will not be available for shares purchased by check until the check has cleared.




Other Redemption Information

     If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

     Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

                              Mixed Funding and Shared Funding

     Shares used as investments for both variable annuity contracts and variable life insurance policies is called "mixed funding." Shares used as investments by separate accounts of unaffiliated life insurance companies is called "shared funding."

     The Fund does engage in mixed funding and shared funding. Although the Fund does not currently foresee any disadvantage to contract owners due to differences in redemption rates, tax treatment or other considerations resulting from mixed funding or shared funding, the Trustees will closely monitor the operation of mixed funding and shared funding and will consider appropriate action to avoid material conflicts and take appropriate action in response to any material conflicts which occur. Such action could result in one or more participating insurance companies withdrawing their investment in the Fund.

                                           TAXES

     It is intended that each Fund qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b) distribute with respect to each taxable year at least 90% of the sum of its "investment company taxable income" (as that term is defined in the Code) and its tax-exempt interest income (less deductions attributable to that income) for such year, if any; and

     (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates. In addition, the Fund could be required to recognize net unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying as regulated investment company that is accorded special tax treatment.

     If a Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its net capital gains for the year ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund may be subject to a 4% excise tax on the under-distributed amounts. Each Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

     For a discussion of the tax consequences of variable life or annuity contracts, refer to the prospectuses or other documents you received when you purchased your variable life or variable annuity contracts. Variable annuity contracts purchased through insurance company separate accounts provide for the accumulation of all earning from interest, dividends, and capital appreciation without current federal income tax liability for the owner. Depending on the variable annuity or variable life contract, distributions from the contract may be subject to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax. Only the portion of a distribution attributable to income on the investment in the contract is subject to federal income tax. Investors should consult with competent tax advisors for a more complete discussion of possible tax consequences in a particular situation.

     In addition to the diversification requirements applicable to all regulated investment companies discussed above, the Code imposes certain diversification standards on the underlying assets of variable annuity contracts held in the Funds. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not in accordance with regulations prescribed by the Treasury department, adequately diversified. Disqualification of the variable annuity contract as an annuity contract would result in immediate imposition of federal income tax on variable contract owners with respect to earnings allocable to the contract. This liability would generally arise prior to the receipt of payments under the contract.

     A Fund will meet the diversification requirements if no more then 55% of the value of its assets is represented by any one investment, no more than 70% of the value of its assets is represented by any two investments, no more than 80% of the value of its assets is represented by any three investments, and no more than 90% of the value of its assets is represented by any four investments. For purposes of this rule, all securities of the same issuer, all interests in a single real estate project, and all interests in the same commodity are treated as a single investment, but each government agency or instrumentality is treated as separate issuer. Alternatively, a Fund will be treated as meeting this requirement for any quarter of its taxable year if as of the close of such quarter, the Fund meets the diversification requirements applicable to regulated investment companies generally (described above) and no more than 55% of the value of it total assets consists of cash and cash items (including receivables), U.S. government securities, and securities of other regulated investment companies.

     The above discussion of the federal income tax treatment of the Funds assumes that all the insurance company accounts holding shares of a Fund are either segregated asset accounts underlying variable contacts as defined in
Section 817(d) of the Code or the general account of an insurance company as defined in Section 816 of the Code. Additional tax consequences may apply to holders of variable contracts investing in a Fund if any of those contracts are not treated as annuity, endowment or life insurance contracts.

                                DIVIDENDS AND DISTRIBUTIONS

     Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.


                                  PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

     In accordance with SEC guidelines, the average annual total return for each class of shares is calculated according to the following formula: where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.


     In accordance with SEC guidelines, the yield for each class of shares of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

per share on the last day of the period, according to the following formula:

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     In accordance with SEC guidelines, the tax-equivalent yield for each class of the Funds is computed by dividing the portion of the yield that is tax-exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.


     The average annual total returns for each of the following Funds for the one-year period and for the life of the respective Fund through December 31, 2002, were as follows:

                                      Fiscal Year  Inception
                                         Ended      through
                                      12/31/2002  12/31/2002

VA Growth Fund ....................         %         %(1)

VA Income Equity Fund..............         %         %(2)

VA Rotating Markets Fund...........         %         %(3)

VA Dividend Capture Fund...........         %         %(3)

VA Mid Corp America Fund...........         %         %(3)

VA New Economy Fund................         %         %(3)

(1)   Since 5/1/2001

(2)   Since 10/21/1999

(3)   Since 10/15/2001

                                FINANCIAL STATEMENTS

     The audited financial statements of the Funds for the year ended December 31, 2002, and the report of KPMG LLP, independent auditors, are incorporated herein by reference from the Trust's Annual Report to Shareholders for the year ended December 31, 2002, which has been previously sent to shareholders of each Fund pursuant to Section 30(d) of the 1940 Act and previously filed with the SEC. A copy of the Annual Report to Shareholders may be obtained without charge by contacting the Trust.

                                     INVESTMENT RATINGS

     The nationally recognized statistical rating organizations (individually, an NRSRO) that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. (Moody's), Standard & Poor's Corporation (S&P), Fitch Ratings (Fitch), Duff & Phelps, and Thomson BankWatch, Inc. (Thomson). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.












     Long -Term Debt Ratings (may be assigned, for example, to corporate and municipal bonds)

     Description of the long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):



Aaa         Bonds which are rated Aaa are judged to be of the best  quality.  They carry the smallest  degree  of  investment  risk and are  generally  referred  to as "gilt edged."  Interest  payments  are  protected  by a large  or by an  exceptionally stable margin and  principal is secure.  While the various  protective  elements are likely to change,  such changes as can be  visualized  are most  unlikely to impair the fundamentally strong position of such issues.

Aa          Bonds  which are rated Aa are  judged to be of high  quality  by all  standards.
            Together  with  the  Aaa  group  they  comprise  what  are  generally  known  as high-grade  bonds.  They are rated lower than the best bonds because  margins of protection  may  not  be as  large  as  in  Aaa  securities  or  fluctuation  of protective  elements may be of greater  amplitude or there may be other elements present  which make the  long-term  risk  appear  somewhat  larger  than the Aaa securities.

A           Bonds which are rated A possess many favorable investment  attributes and are to be considered as  upper-medium-grade  obligations.  Factors  giving  security to principal  and interest  are  considered  adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa         Bonds which are rated Baa are  considered  as  medium-grade  obligations  (i.e., they are neither highly  protected nor poorly  secured).  Interest  payments and principal  security  appear  adequate  for the present  but  certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

Ba          Bonds which are rated Ba are judged to have speculative  elements;  their future cannot be  considered  as  well-assured.  Often the  protection  of interest and principal  payments  may be very  moderate,  and  thereby  not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

B           Bonds  which  are  rated  B  generally  lack  characteristics  of the  desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa         Bonds  which are rated CAA are of poor  standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest.

Ca          Bonds which are rated CA represent  obligations  which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C           Bonds  which are rated C are the  lowest-rated  class of  bonds,  and  issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.


Description  of the long-term  debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

AAA         An obligation  rated `AAA' has the highest rating assigned by Standard & Poor's.
            The  obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA          An  obligation  rated `AA' differs from the highest  rated  obligations  only in small  degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A           An obligation  rated `A' is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions  than  obligations in higher rated  categories.  However,  the  obligor's  capacity  to  meet  its  financial commitment on the obligation is still strong.

BBB         An obligation  rated `BBB' exhibits  adequate  protection  parameters.  However, adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened  capacity of the obligor to meet its  financial  commitment on the obligation.  Obligations  rated `BB', `B', `CCC',  `CC', and `C' are regarded as having significant speculative characteristics.  `BB' indicates the least degree of  speculation  and `C' the highest.  While such  obligations  will likely have some quality and  protective  characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB          An  obligation   rated  `BB'  is  less   vulnerable  to  nonpayment  than  other
            speculative issues.  However,  it faces major ongoing  uncertainties or exposure to adverse business,  financial,  or economic conditions which could lead to the
            obligor's   inadequate  capacity  to  meet  its  financial   commitment  on  the
            obligation.

B           Debt  rated B has a greater  vulnerability  to  default  but  currently  has the capacity to meet interest payments and principal  repayments.  Adverse business, financial,  or economic conditions will likely impair capacity or willingness to pay interest and repay  principal.  The B rating  category is also used for debt subordinated  to senior  debt that is  assigned  an actual or  implied BB or BB-
            rating.

CCC         Debt rated CCC has a currently  identifiable  vulnerability  to default,  and is dependent upon favorable  business,  financial,  and economic conditions to meet timely  payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay  principal.  The CCC rating  category is also used for debt  subordinated to senior debt that is assigned an actual or implied
            B or B- rating.
CC          The rating CC typically is applied to debt  subordinated  to senior debt that is assigned an actual or implied CCC debt rating.

C           The rating C typically is applied to debt  subordinated  to senior debt which is assigned  an actual or  implied  CCC debt  rating.  The C rating  may be used to cover a situation where a bankruptcy  petition has been filed,  but debt service payments are continued.


Description of long-term debt ratings by Fitch:

AAA         Highest credit  quality.  `AAA' ratings denote the lowest  expectation of credit risk.  They are  assigned  only in case of  exceptionally  strong  capacity  for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.

AA          Very high credit  quality.  `AA' ratings denote a very low expectation of credit risk.  They  indicate  very  strong  capacity  for timely  payment of  financial commitments.  This  capacity  is not  significantly  vulnerable  to  foreseeable events.

A           High credit  quality.  `A' ratings denote a low  expectation of credit risk. The capacity for timely payment of financial  commitments is considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in  circumstances or in economic conditions than is the case for higher ratings.

BBB         Bonds considered to be investment grade and of satisfactory credit quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be adequate.  Adverse changes in economic  conditions and  circumstances,  however, are more likely to have adverse  impact on these  bonds,  and  therefore  impair timely  payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB          Bonds are  considered  speculative.  The  obligor's  ability to pay interest and repay principal may be affected over time by adverse economic changes.  However, business and financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

B           Bonds  are  considered  highly  speculative.  While  bonds  in  this  class  are currently  meeting  debt  service  requirements,  the  probability  of continued
            timely payment of principal and interest  reflects the obligor's  limited margin of safety and the need for reasonable  business and economic activity throughout the life of the issue.

CCC         Bonds have certain  identifiable  characteristics  which,  if not remedied,  may lead to  default.  The  ability to meet  obligations  requires  an  advantageous business and economic environment.

CC          Bonds are minimally  protected.  Default in payment of interest and/or principal seems probable over time.

C           Bonds are imminent default in payment of interest or principal.

Short -Term Debt Ratings (may be assigned,  for example,  to commercial paper, master demand notes, bank instruments, and letters of credit)


Moody's description of its three highest short-term debt ratings:

Prime-1     Issuers rated Prime-1 (or supporting  institutions)  have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o     Leading market positions in well-established industries.

            o     High rates of return on funds employed.

            o     Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.

            o     Broad  margins in earnings  coverage of fixed  financial  charges and high internal cash generation.

            o     Well-established  access  to a range  of  financial  markets  and  assured sources of alternate liquidity.

Prime-2     Issuers rated Prime-2 (or  supporting  institutions)  have a strong  ability for
            repayment  of  senior  short-term  debt  obligations.   This  will  normally  be
            evidenced  by many of the  characteristics  cited above but to a lesser  degree.
            Earnings  trends  and  coverage  ratios,  while  sound,  may be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3     Issuers rated Prime-3 (or supporting  institutions)  have an acceptable  ability
            for  repayment  of  senior  short-term  obligations.   The  effect  of  industry
            characteristics and market  compositions may be more pronounced.  Variability in earnings  and  profitability  may  result  in  changes  in  the  level  of  debt protection  measurements  and may require  relatively  high financial  leverage.
            Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1         A  short-term  obligation  rated  `A-1'  is  rated in the  highest  category  by
            Standard & Poor's.  The obligor's  capacity to meet its financial  commitment on the  obligation  is  strong.  Within  this  category,  certain  obligations  are designated  with a plus sign (+). This indicates that the obligor's  capacity to meet its financial commitment on these obligations is extremely strong.

A-2         A short-term  obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic  conditions than obligations in higher rating categories.  However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3         A short-term  obligation rated `A-3' exhibits  adequate  protection  parameters.
            However,  adverse economic conditions or changing  circumstances are more likely to lead to a weakened  capacity of the obligor to meet its financial  commitment on the obligation.


Fitch's description of its three highest short-term debt ratings:

F-1+        Exceptionally  Strong Credit  Quality.  Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1         Very Strong Credit  Quality.  Issues  assigned this rating  reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2         Good Credit Quality.  Issues carrying this rating have a satisfactory  degree of assurance  for timely  payment,  but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

Moody's description of its two highest short-term loan/municipal note ratings:

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1        This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2        This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Short-Term Debt Ratings

            Thomson  BankWatch,  Inc.  (TBW)  ratings  are  based  upon  a  qualitative  and
       quantitative  analysis  of  all  segments  of  the  organization   including,   where
       applicable, holding company and operating subsidiaries.

            BankWatch(TM)  Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further,  BankWatch does not suggest specific  investment criteria for individual clients.

       The TBW  Short-Term  Ratings  apply to  commercial  paper,  other  senior  short-term obligations  and  deposit  obligations  of the  entities to which the rating has been assigned.

       The TBW Short-Term  Rating apply only to unsecured  instruments  that have a maturity of one year or less.

       The TBW Short-Term Ratings  specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1       The  highest  category;  indicates a very high  likelihood  that  principal  and interest will be paid on a timely basis.

TBW-2       The  second-highest  category;  while  the  degree of  safety  regarding  timely repayment of principal and interest is strong,  the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3       The lowest  investment-grade  category;  indicates  that while the obligation is more  susceptible  to adverse  developments  (both  internal and external)  than those with higher ratings,  the capacity to service  principal and interest in a timely fashion is considered adequate.

TBW-4       The lowest rating category;  this rating is regarded as non investment grade and therefore speculative.





                                      ADDRESSES

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Markets Fund
Huntington VA Dividend Capture Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7010

Investment Adviser
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43287

Custodian
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Sub-Custodian
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
KPMG LLP
Two Nationwide Plaza
Columbus, OH  43215
















Part C.           Other Information

Item 23.          Exhibits:

(a)   Conformed copy of Declaration of Trust of the
      Registrant, dated June 30, 1999; (1)
(b)   Copy of By-Laws of Registrant, dated July 21, 1999; (1)
(c)   Copy of Certificate of Designation of Series of Shares of
      Huntington VA Funds, dated July 21, 1999; (1)
(d)  (i)    Conformed copy of Investment Advisory Agreement of
            the Registrant  including Exhibit A, dated May 12, 2001; (3)
     (ii)   Conformed copy of Amendment to Investment Advisory
            Agreement, dated October 16, 2001; +
(e)  (i)    Copy of Distributor's Contract of Registrant through
            and including Exhibit E; dated December 1, 2001; (4)
      (ii)  Conformed copy of Administrative Services Agreement
            dated December 1, 2001; (4)
    (iii)   Conformed copy of Sub-Administrative Services Agreement
            dated December 1, 2001; (4)
(f)   Not applicable;
(g)  (i)    Conformed copy of Custodian Agreement of the
            Registrant including Schedule A, dated October 15, 1999; (4)
     (ii)   Amendment to Schedule A, dated December 20, 1999; (2)
     (iii)  Conformed copy of Amendment to Custodian Agreement of the
            Registrant, dated October 16, 2001; +
(h)   (i)   Conformed copy of Mutual Fund Services Agreement for Transfer
            Agency Services, dated March 12, 2002; (4)
      (ii)  Conformed copy of Financial Administration and Accounting
            Services Agreement, dated December 1, 2001; (4)
      (iii) Conformed copy of Sub-Financial Administration and
            Accounting Services Agreement, dated December 1, 2001; (4)
      (i)   Conformed copy of Opinion and Consent of Counsel as to legality of
            Shares being registered; (4)
(j)   (i)   Conformed Copy of Independent Auditors Consent; (4)
      (ii)  Consent of Ropes & Gray; (4)
(k)         Not applicable;
(l)         Copy of Initial Capital Understanding; (1)
(m)         Not Applicable
(n)         Not Applicable
(o)    (i)  Conformed copy of Power of Attorney for David S. Schoedinger; (1)
       (ii) Conformed copy of Power of Attorney for John M. Shary; (1)
       (iii)Conformed copy of Power of Attorney for William R. Wise; (1)
       (iv) Conformed copy of Power of Attorney for Thomas J. Westerfield; (1)
       (v)  Conformed copy of Power of Attorney for David R. Carson; +
(p)    (i)  Code of Ethics for the Registrant; (3)
       (ii) Code of Ethics for The Huntington National Bank; (3)
       (iii)Code of Ethics and Insider Trading Policy for SEI
            Investment   Company; (3)
       (iv) Code of Ethics for Huntington Asset Advisors, Inc; (4)
       (v)  Code of Ethics for Federated Investors; (4)

_____________________________________________________________________________

+     All exhibits have been filed electronically.

1. Response is incorporated by reference to Registrations Initial Registration Statement on form N-1A filed on July 21, 1999. (File Nos. 333-83397 and 811-09481)

2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed on April 28, 2000. (File Nos. 333-83397 and 811-09481)

3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed on February 16, 2001. (File Nos. 333-83397 and 811-09481)

4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 4 on Form N-1A filed on April 25, 2002. (File Nos. 333-83397 and 811-09481)

Item 24. Persons Controlled by or Under Common Control with the Registrant:

            None

Item 25. Indemnification

     Indemnification  of  Registrant's  Trustees  and  officers  is  provided by
Section 4.3 of Registrant's Declaration of Trust, which is incorporated by reference as Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amount paid or incurred in the settlement thereof. Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the Custodian Contract, and the Transfer Agency Agreement. The
Registrant has obtained from a majority insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and release 11330 under the Investment Company Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities is and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26. Business and Other Connection of the Investment Advisor.

     Huntington Asset Advisors, Inc., ("Huntington") serves as the investment adviser to the Registrant. Huntington is a wholly owned subsidiary of Huntington Bancshares Incorporated ("HBI"). Huntington conducts a variety of trust activities. To the knowledge of the Registrant, none of the directors or executive officers of Huntington, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers also hold various positions with and engage business for HBI.

                                                POSITION WITH HUNTINGTON
            NAME                                ASSET ADVISORS, INC.

            Daniel B. Benhase                   Chief Executive Officer

            B. Randolph Bateman                 Chief Investment Officer

            David Castor                        Chief Financial Officer

            Ronald J. Corn                      Chief Compliance Officer

            Richard A. Cheap                    Corporate Secretary

Item 27.    Principal Underwriters:

(a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: Banknorth Funds, Excelsior Funds, Inc., Excelsior Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak Family of Funds, Hibernia Funds, The Huntington Funds, Huntington VA Funds, Marshall Funds, Inc., The Riverfront Funds, and WesMark Funds.

            (b)

           (1)                        (2)                          (3)
Name and Principal            Positions and Offices        Positions and Offices
Business Address              With Distributor
                              With Registrant


Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.


Karen J. Tracey               President,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                      --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Peter J. Germain              Secretary,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable

Item 28.    Location of Accounts and Records:

            The Huntington Funds..........      41 South High Street
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc........      5800 Corporate Drive
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company....      Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.     41 South High Street
            ("Adviser")                         Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, HUNTINGTON VA FUNDS, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of February, 2003.

                                HUNTINGTON VA FUNDS

                  BY: /s/ Victor R. Siclari
                  Secretary
                  February 28, 2003


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Victor R. Siclari         Attorney In Fact          February 28, 2003
    Victor R. Siclari             For the Persons
    SECRETARY                     Listed Below


    Daniel B. Benhase*            President
                                  (Principal Executive Officer)

    James E. Ostrowski*           Vice President

    Dave R. Carson*               Treasurer
                                  (Principal Financial Officer)

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee


* By Power of Attorney